Eaton Vance

Limited Duration Income Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 6.3%

Security	Principal Amount (000’s omitted)	Value
Alinea CLO, Ltd., Series 2018-1A, Class E, 6.132%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	$1,000	$971,675
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.034%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	500	521,396
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.326%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000	1,877,230
Ares XXXIV CLO, Ltd., Series 2015-2A, Class ER, 6.972%, (3 mo. USD LIBOR + 6.85%), 4/17/33(1)(2)	2,000	1,974,642
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 5.824%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	2,000	1,936,230
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 6.822%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	3,000	2,974,206
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 6.474%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	3,000	2,977,473
Benefit Street Partners CLO XVIII, Ltd., Series 2019-18A, Class ER, 6.869%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	4,500	4,478,625
BlueMountain CLO XXII, Ltd., Series 2018-1A, Class E, 6.082%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	1,000	941,437
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 6.972%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	973,072
BlueMountain CLO XXV, Ltd., Series 2019-25A, Class ER, 7.374%, (3 mo. USD LIBOR + 7.25%), 7/15/36(1)(2)	2,000	1,981,372
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 7.255%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	2,500	2,475,392
BlueMountain CLO, Ltd., Series 2016-3A, Class ER, 6.106%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	2,000	1,877,322
Canyon Capital CLO, Ltd.:
Series 2016-2A, Class ER, 6.124%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	3,350	3,134,675
Series 2019-2A, Class ER, 6.874%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,000	997,378
Carlyle CLO 17, Ltd., Series C17A, Class DR, 6.132%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	1,750	1,644,419
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 6.627%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	2,000	1,876,086
Series 2014-4RA, Class D, 5.774%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	1,250	1,116,314
Series 2015-5A, Class DR, 6.832%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	1,000	946,568
Cedar Funding X CLO, Ltd., Series 2019-10A, Class ER, 6.632%, (3 mo. USD LIBOR + 6.50%), 10/20/32(1)(2)	1,500	1,483,720
Dryden Senior Loan Fund:
Series 2015-41A, Class ER, 5.424%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	2,000	1,893,816
Series 2016-42A, Class ER, 5.674%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	1,000	960,416
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	1,547	1,570,989
Galaxy XIX CLO, Ltd., Series 2015-19A, Class D2R, 7.124%, (3 mo. USD LIBOR + 7.00%), 7/24/30(1)(2)	1,600	1,558,173

Security	Principal Amount (000’s omitted)	Value
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.769%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	$3,275	$3,190,996
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.382%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,100	1,045,735
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.074%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	964,930
Golub Capital Partners CLO 37B, Ltd., Series 2018-37A, Class E, 5.882%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000	2,691,267
Madison Park Funding XVII, Ltd., Series 2015-17A, Class ER, 6.63%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,000	1,974,224
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class E, 7.374%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(2)	1,500	1,500,108
Madison Park Funding XXXVII, Ltd., Series 2019-37A, Class ER, 6.274%, (3 mo. USD LIBOR + 6.15%), 7/15/33(1)(2)	3,500	3,478,188
Magnetite XXIV, Ltd., Series 2019-24A, Class E, 7.074%, (3 mo. USD LIBOR + 6.95%), 1/15/33(1)(2)	3,000	3,002,415
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 6.182%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	1,500	1,480,053
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 6.332%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	2,000	1,983,044
Neuberger Berman Loan Advisers CLO 31, Ltd., Series 2019-31A, Class ER, 6.632%, (3 mo. USD LIBOR + 6.50%), 4/20/31(1)(2)	1,000	1,000,812
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	4,794	4,794,254
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 5.972%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	2,000	1,952,096
Series 2018-2A, Class D, 5.722%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	1,000	987,912
Series 2019-1A, Class DR, 6.643%, (3 mo. USD LIBOR + 6.50%), 11/14/34(1)(2)	2,000	1,989,294
Series 2021-3A, Class E, 6.383%, (3 mo. USD LIBOR + 6.15%), 1/15/35(1)(2)	2,500	2,486,120
RAD CLO 5, Ltd., Series 2019-5A, Class E, 6.824%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	4,550	4,550,002
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 6.122%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	450	440,843
Regatta XII Funding, Ltd., Series 2019-1A, Class ER, 6.473%, (3 mo. USD LIBOR + 6.35%), 10/15/32(1)(2)	2,000	1,978,310
Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 6.074%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	2,000	1,886,356
Regatta XIV Funding, Ltd., Series 2018-3A, Class E, 6.074%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,000	952,925
Regatta XVI Funding, Ltd., Series 2019-2A, Class E, 7.124%, (3 mo. USD LIBOR + 7.00%), 1/15/33(1)(2)	1,800	1,800,801
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 6.382%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	1,000	913,821
Vibrant CLO XI, Ltd., Series 2019-11A, Class D, 6.902%, (3 mo. USD LIBOR + 6.77%), 7/20/32(1)(2)	575	549,887
Voya CLO, Ltd.:
Series 2015-3A, Class DR, 6.332%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	3,000	2,793,513
Series 2016-3A, Class DR, 6.202%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	1,400	1,290,974

Security	Principal Amount (000’s omitted)	Value
Wellfleet CLO, Ltd., Series 2020-1A, Class D, 7.364%, (3 mo. USD LIBOR + 7.24%), 4/15/33(1)(2)	$2,000	$2,001,114

Total Asset-Backed Securities (identified cost $98,192,440)		$96,822,620

Closed-End Funds — 1.8%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,188,579	$27,007,065

Total Closed-End Funds (identified cost $26,062,179)		$27,007,065

Collateralized Mortgage Obligations — 7.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$50	$52,381
Series 1497, Class K, 7.00%, 4/15/23	34	35,217
Series 1529, Class Z, 7.00%, 6/15/23	72	74,526
Series 1620, Class Z, 6.00%, 11/15/23	42	43,660
Series 1677, Class Z, 7.50%, 7/15/23	35	35,601
Series 1702, Class PZ, 6.50%, 3/15/24	523	541,190
Series 2113, Class QG, 6.00%, 1/15/29	237	254,585
Series 2122, Class K, 6.00%, 2/15/29	45	48,108
Series 2130, Class K, 6.00%, 3/15/29	30	32,594
Series 2167, Class BZ, 7.00%, 6/15/29	35	38,394
Series 2182, Class ZB, 8.00%, 9/15/29	369	406,484
Series 2198, Class ZA, 8.50%, 11/15/29	387	423,501
Series 2458, Class ZB, 7.00%, 6/15/32	458	512,608
Series 3762, Class SH, 9.802%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(3)	458	561,035
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,422,344
Series 4273, Class SP, 11.735%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(3)	503	692,312
Series 4452, Class ZJ, 3.00%, 11/15/44	2,324	2,329,117
Series 4608, Class TV, 3.50%, 1/15/55	2,285	2,334,365
Series 4637, Class CU, 3.00%, 8/15/44	160	160,081
Series 4678, Class PC, 3.00%, 1/15/46	4,053	4,157,326
Series 5028, Class TZ, 2.00%, 10/25/50	2,813	2,770,279
Series 5035, Class AZ, 2.00%, 11/25/50	8,971	8,876,034
Series 5083, Class SK, 3.80%, (3.867% - 30-day average SOFR x 1.33), 3/25/51(3)	2,493	2,447,424
Series 5160, Class ZY, 3.00%, 10/25/50	3,681	3,682,877
Interest Only:(4)
Series 284, Class S6, 5.99%, (6.10% - 1 mo. USD LIBOR), 10/15/42(3)	1,491	288,232
Series 362, Class C7, 3.50%, 9/15/47	5,904	680,599
Series 362, Class C11, 4.00%, 12/15/47	5,989	747,171
Series 4067, Class JI, 3.50%, 6/15/27	1,258	86,204
Series 4070, Class S, 5.99%, (6.10% - 1 mo. USD LIBOR), 6/15/32(3)	3,354	495,416
Series 4088, Class EI, 3.50%, 9/15/41	747	6,221

Security	Principal Amount (000’s omitted)	Value
Series 4094, Class CS, 5.89%, (6.00% - 1 mo. USD LIBOR), 8/15/42(3)	$1,019	$198,680
Series 4095, Class HS, 5.99%, (6.10% - 1 mo. USD LIBOR), 7/15/32(3)	814	96,632
Series 4109, Class ES, 6.04%, (6.15% - 1 mo. USD LIBOR), 12/15/41(3)	83	18,613
Series 4110, Class SA, 5.54%, (5.65% - 1 mo. USD LIBOR), 9/15/42(3)	2,806	490,840
Series 4149, Class S, 6.14%, (6.25% - 1 mo. USD LIBOR), 1/15/33(3)	1,840	345,189
Series 4188, Class AI, 3.50%, 4/15/28	975	58,586
Series 4203, Class QS, 6.14%, (6.25% - 1 mo. USD LIBOR), 5/15/43(3)	3,034	437,395
Series 4408, Class IP, 3.50%, 4/15/44	1,973	136,621
Series 4435, Class BI, 3.50%, 7/15/44	4,252	426,344
Series 4629, Class QI, 3.50%, 11/15/46	1,940	223,322
Series 4644, Class TI, 3.50%, 1/15/45	2,206	166,237
Series 4653, Class PI, 3.50%, 7/15/44	60	81
Series 4667, Class PI, 3.50%, 5/15/42	1,152	10,837
Series 4676, Class DI, 4.00%, 7/15/44	639	1,606
Series 4744, Class IO, 4.00%, 11/15/47	3,040	386,876
Series 4749, Class IL, 4.00%, 12/15/47	1,330	168,695
Series 4767, Class IM, 4.00%, 5/15/45	547	2,646
Series 4793, Class SD, 6.09%, (6.20% - 1 mo. USD LIBOR), 6/15/48(3)	6,549	885,626
Series 4966, Class SY, 5.948%, (6.05% - 1 mo. USD LIBOR), 4/25/50(3)	14,821	2,454,756
Principal Only:(5)
Series 242, Class PO, 0.00%, 11/15/36	2,530	2,303,234
Series 259, Class PO, 0.00%, 4/15/39	1,523	1,389,206
Series 3606, Class PO, 0.00%, 12/15/39	1,674	1,484,818
Series 4417, Class KO, 0.00%, 12/15/43	209	176,085
Series 4478, Class PO, 0.00%, 5/15/45	866	780,273

		$47,879,084

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class M2, 3.853%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$2,159	$2,175,259

		$2,175,259

Federal National Mortgage Association:
Series G92-46, Class Z, 7.00%, 8/25/22	$3	$3,289
Series G92-60, Class Z, 7.00%, 10/25/22	5	5,288
Series G93-35, Class ZQ, 6.50%, 11/25/23	581	603,832
Series G93-40, Class H, 6.40%, 12/25/23	123	128,349
Series 1992-77, Class ZA, 8.00%, 5/25/22	5	4,543
Series 1992-103, Class Z, 7.50%, 6/25/22	1	739
Series 1992-113, Class Z, 7.50%, 7/25/22	3	3,355
Series 1992-185, Class ZB, 7.00%, 10/25/22	6	6,192
Series 1993-16, Class Z, 7.50%, 2/25/23	21	21,134
Series 1993-22, Class PM, 7.40%, 2/25/23	17	17,834
Series 1993-25, Class J, 7.50%, 3/25/23	30	30,536
Series 1993-30, Class PZ, 7.50%, 3/25/23	50	50,876
Series 1993-42, Class ZQ, 6.75%, 4/25/23	72	73,755
Series 1993-56, Class PZ, 7.00%, 5/25/23	13	12,973
Series 1993-156, Class ZB, 7.00%, 9/25/23	17	17,882
Series 1994-45, Class Z, 6.50%, 2/25/24	125	130,131
Series 1994-89, Class ZQ, 8.00%, 7/25/24	138	148,709
Series 1996-57, Class Z, 7.00%, 12/25/26	168	179,863
Series 1997-77, Class Z, 7.00%, 11/18/27	103	113,511

Security	Principal Amount (000’s omitted)	Value
Series 1998-44, Class ZA, 6.50%, 7/20/28	$106	$117,228
Series 1999-45, Class ZG, 6.50%, 9/25/29	32	34,969
Series 2000-22, Class PN, 6.00%, 7/25/30	377	406,443
Series 2002-1, Class G, 7.00%, 7/25/23	20	20,352
Series 2002-21, Class PE, 6.50%, 4/25/32	274	311,056
Series 2005-75, Class CS, 23.793%, (24.20% - 1 mo. USD LIBOR x 4.00), 9/25/35(3)	714	1,176,652
Series 2007-74, Class AC, 5.00%, 8/25/37	2,928	3,214,125
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(3)	308	335,602
Series 2011-109, Class PE, 3.00%, 8/25/41	615	619,142
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,622	1,554,382
Series 2013-6, Class TA, 1.50%, 1/25/43	1,803	1,825,058
Series 2013-67, Class NF, 1.102%, (1 mo. USD LIBOR + 1.00%), 7/25/43(2)	1,061	1,075,712
Series 2014-64, Class PA, 3.00%, 3/25/44	419	422,177
Series 2017-15, Class LE, 3.00%, 6/25/46	1,431	1,449,151
Series 2017-48, Class LG, 2.75%, 5/25/47	2,288	2,317,079
Series 2018-18, Class QD, 4.50%, 5/25/45	1,698	1,705,134
Interest Only:(4)
Series 2011-101, Class IC, 3.50%, 10/25/26	3,096	161,251
Series 2011-101, Class IE, 3.50%, 10/25/26	997	49,944
Series 2012-33, Class CI, 3.50%, 3/25/27	1,863	95,817
Series 2012-94, Class KS, 6.548%, (6.65% - 1 mo. USD LIBOR), 5/25/38(3)	518	7,736
Series 2012-97, Class PS, 6.048%, (6.15% - 1 mo. USD LIBOR), 3/25/41(3)	60	299
Series 2012-118, Class IN, 3.50%, 11/25/42	3,912	610,789
Series 2012-124, Class IO, 1.364%, 11/25/42(6)	2,126	95,297
Series 2012-125, Class IG, 3.50%, 11/25/42	12,626	2,214,611
Series 2012-150, Class SK, 6.048%, (6.15% - 1 mo. USD LIBOR), 1/25/43(3)	2,300	412,588
Series 2013-12, Class SP, 5.548%, (5.65% - 1 mo. USD LIBOR), 11/25/41(3)	561	38,434
Series 2013-15, Class DS, 6.098%, (6.20% - 1 mo. USD LIBOR), 3/25/33(3)	5,599	866,557
Series 2013-16, Class SY, 6.048%, (6.15% - 1 mo. USD LIBOR), 3/25/43(3)	1,166	203,517
Series 2013-54, Class HS, 6.198%, (6.30% - 1 mo. USD LIBOR), 10/25/41(3)	517	17,412
Series 2013-64, Class PS, 6.148%, (6.25% - 1 mo. USD LIBOR), 4/25/43(3)	1,697	234,219
Series 2013-75, Class SC, 6.148%, (6.25% - 1 mo. USD LIBOR), 7/25/42(3)	2,767	209,637
Series 2014-32, Class EI, 4.00%, 6/25/44	486	61,735
Series 2014-55, Class IN, 3.50%, 7/25/44	1,093	210,012
Series 2014-89, Class IO, 3.50%, 1/25/45	1,327	197,573
Series 2015-17, Class SA, 6.098%, (6.20% - 1 mo. USD LIBOR), 11/25/43(3)	98	493
Series 2015-52, Class MI, 3.50%, 7/25/45	1,237	222,517
Series 2017-46, Class NI, 3.00%, 8/25/42	318	515
Series 2018-21, Class IO, 3.00%, 4/25/48	5,163	568,722
Series 2019-1, Class AS, 5.898%, (6.00% - 1 mo. USD LIBOR), 2/25/49(3)	8,751	987,339
Series 2019-33, Class SK, 5.948%, (6.05% - 1 mo. USD LIBOR), 7/25/49(3)	7,164	814,998
Series 2020-23, Class SP, 5.948%, (6.05% - 1 mo. USD LIBOR), 2/25/50(3)	4,947	788,288
Principal Only:(5)
Series 379, Class 1, 0.00%, 5/25/37	1,558	1,406,107
Series 2006-8, Class WQ, 0.00%, 3/25/36	2,578	2,255,761

		$30,869,221

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$3	$2,707
Series 2017-121, Class DF, 0.604%, (1 mo. USD LIBOR + 0.50%), 8/20/47(2)	4,800	4,854,881

Security	Principal Amount (000’s omitted)	Value
Series 2017-137, Class AF, 0.604%, (1 mo. USD LIBOR + 0.50%), 9/20/47(2)	$2,621	$2,649,772
Series 2018-6, Class JZ, 4.00%, 1/20/48	4,853	6,083,859
Series 2021-160, Class NZ, 3.00%, 9/20/51	8,244	8,265,957
Series 2021-165, Class MZ, 2.50%, 9/20/51	9,830	9,699,277
Interest Only:(4)
Series 2017-104, Class SD, 6.096%, (6.20% - 1 mo. USD LIBOR), 7/20/47(3)	3,381	507,865
Series 2020-151, Class AI, 2.00%, 10/20/50	14,059	1,189,641
Series 2020-154, Class PI, 2.50%, 10/20/50	13,511	994,401
Series 2020-176, Class HI, 2.50%, 11/20/50	15,999	1,279,762

		$35,528,122

Total Collateralized Mortgage Obligations (identified cost $154,201,357)		$116,451,686

Commercial Mortgage-Backed Securities — 5.3%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(6)	$795	$745,146
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(6)	3,205	2,572,502
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.492%, 2/15/50(1)(6)	2,000	1,831,757
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(6)	3,500	2,735,962
Series 2016-C7, Class D, 4.402%, 12/10/54(1)(6)	1,675	1,509,644
CGMS Commercial Mortgage Trust:
Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,000	940,689
Series 2017-MDRB, Class C, 2.606%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(2)	5,000	4,983,208
COMM Mortgage Trust:
Series 2013-CR11, Class D, 5.119%, 8/10/50(1)(6)	7,400	7,365,629
Series 2015-CR22, Class D, 4.106%, 3/10/48(1)(6)	4,100	4,078,088
Credit Suisse Mortgage Trust:
Series 2016-NXSR, Class C, 4.455%, 12/15/49(6)	2,770	2,436,312
Series 2016-NXSR, Class D, 4.455%, 12/15/49(1)(6)	3,000	2,436,244
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 1.802%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	104	103,985
Series 2019-01, Class M10, 3.352%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	120	118,801
Series 2020-01, Class M10, 3.852%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	2,000	2,035,046
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.553%, 9/15/47(1)(6)	5,276	4,181,569
Series 2014-C25, Class D, 3.941%, 11/15/47(1)(6)	4,400	3,560,910
Series 2015-C29, Class D, 3.699%, 5/15/48(6)	2,000	1,650,645
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class D, 5.733%, 8/15/46(1)(6)	778	774,870
Series 2013-C13, Class D, 4.077%, 1/15/46(1)(6)	3,000	3,026,504
Series 2013-C16, Class D, 5.006%, 12/15/46(1)(6)	3,500	3,576,441
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,600	764,400
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.144%, 7/15/50(1)(6)(7)	2,000	1,974,729

Security	Principal Amount (000’s omitted)	Value
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(7)	$3,577	$3,112,333
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(6)(7)	1,600	1,318,896
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(7)	4,489	2,616,613
Series 2019-BPR, Class C, 3.156%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(7)	1,845	1,680,228
UBS Commercial Mortgage Trust, Series 2012-C1, Class D, 5.676%, 5/10/45(1)(6)	3,000	2,832,239
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.299%, 4/10/46(1)(6)	4,437	3,966,433
VMC Finance, LLC, Series 2021-HT1, Class B, 4.603%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	4,000	4,004,725
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.305%, 7/15/46(1)(6)	3,000	1,692,725
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,298,072
Series 2015-LC22, Class C, 4.557%, 9/15/58(6)	1,250	1,296,971
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,850	1,573,070
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	1,500	1,144,555

Total Commercial Mortgage-Backed Securities (identified cost $84,682,787)		$80,939,941

U.S. Government Agency Mortgage-Backed Securities — 25.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
3.00%, with maturity at 2050	$4,344	$4,535,886
4.50%, with maturity at 2048	332	352,119
5.50%, with maturity at 2032	327	363,284
6.50%, with various maturities to 2036	2,295	2,584,303
7.00%, with various maturities to 2036	2,039	2,321,736
7.13%, with maturity at 2023	5	5,261
7.50%, with various maturities to 2035	1,224	1,345,206
8.00%, with various maturities to 2030	245	271,252
8.50%, with maturity at 2022	10	10,694
9.00%, with various maturities to 2031	22	25,054

		$11,814,795

Federal National Mortgage Association:
1.682%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(8)	$578	$600,526
2.358%, (1 yr. CMT + 2.265%), with maturity at 2036(8)	3,622	3,803,469
2.474%, (COF + 1.25%), with maturity at 2036(8)	520	542,212
2.50%, 30-Year, TBA(9)	42,300	43,198,894
2.50%, 30-Year, TBA(9)	58,380	59,472,374
4.50%, with maturity at 2042	3,762	4,126,512
5.00%, with various maturities to 2040	3,878	4,314,008
5.50%, with various maturities to 2033	462	517,394
6.00%, with various maturities to 2029	493	521,773
6.331%, (COF + 2.00%, Floor 6.331%), with maturity at 2032(8)	726	809,873
6.50%, with various maturities to 2033	9,492	10,683,594
6.75%, with maturity at 2023	10	9,974
7.00%, with various maturities to 2036	2,297	2,601,933

Security	Principal Amount (000’s omitted)	Value
7.50%, with various maturities to 2035	$1,048	$1,202,391
7.959%, with maturity at 2027(6)	80	85,414
8.00%, with various maturities to 2027	116	123,360
8.018%, with maturity at 2024(6)	2	1,841
8.187%, with maturity at 2028(6)	17	18,831
8.242%, with maturity at 2029(6)	21	22,236
8.275%, with maturity at 2027(6)	31	33,456
8.50%, with various maturities to 2027	293	329,237
9.00%, with maturity at 2032	296	326,418
9.50%, with various maturities to 2030	52	57,440

		$133,403,160

Government National Mortgage Association:
2.50%, with various maturities to 2051	$91,410	$93,839,789
3.00%, 30-Year, TBA(9)	40,000	41,414,254
3.00%, with various maturities to 2051	106,838	110,927,955
4.00%, with maturity at 2049	608	644,789
4.50%, with maturity at 2047	931	1,040,225
6.00%, with maturity at 2024	100	103,276
6.50%, with maturity at 2024	561	583,490
7.00%, with maturity at 2026	87	93,846
7.50%, with various maturities to 2032	1,300	1,427,292
8.00%, with various maturities to 2034	1,303	1,449,909
9.00%, with maturity at 2025	131	141,126

		$251,665,951

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $395,135,563)		$396,883,906

Common Stocks — 0.9%

Security	Shares	Value
Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(11)(12)(13)	31	$152,029

		$152,029

Automotive — 0.0%(10)
Dayco Products, LLC(11)(13)	27,250	$204,375

		$204,375

Containers and Glass Products — 0.1%
LG Newco Holdco, Inc.(11)(13)	166,175	$1,454,031

		$1,454,031

Electronics/Electrical — 0.1%
Riverbed Technology, Inc.(11)(13)	21,990	$340,839
Skillsoft Corp.(11)(13)	143,062	1,309,018

		$1,649,857

Security	Shares	Value
Health Care — 0.0%(10)
Akorn Holding Company, LLC, Class A(11)(13)	42,374	$397,256

		$397,256

Nonferrous Metals/Minerals — 0.0%(10)
ACNR Holdings, Inc., Class A(11)(13)	3,818	$175,946

		$175,946

Oil and Gas — 0.2%
AFG Holdings, Inc.(11)(12)(13)	29,751	$232,355
McDermott International, Ltd.(11)(13)	93,940	43,447
Nine Point Energy Holdings, Inc.(11)(12)(14)	29,787	0
QuarterNorth Energy, Inc.(11)(13)	21,520	2,044,400
RDV Resources, Inc., Class A(11)(13)	27,724	4,159

		$2,324,361

Publishing — 0.0%(10)
Tweddle Group, Inc.(11)(12)(13)	5,433	$130,066

		$130,066

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(11)(13)	74,443	$246,406
Cumulus Media, Inc., Class A(11)(13)	50,522	568,373
iHeartMedia, Inc., Class A(11)(13)	31,657	666,063

		$1,480,842

Retailers (Except Food and Drug) — 0.0%(10)
David’s Bridal, LLC(11)(12)(13)	40,851	$0
Phillips Pet Holding Corp.(11)(12)(13)	582	226,324

		$226,324

Surface Transport — 0.3%
Hertz Global Holdings, Inc. (non-registered)(11)(15)	166,511	$4,054,543

		$4,054,543

Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(11)(12)(13)	37,259	$805,912

		$805,912

Utilities — 0.0%(10)
Longview Intermediate Holdings, LLC, Class A(11)(12)(13)	10,730	$85,411

		$85,411

Total Common Stocks (identified cost $12,584,118)		$13,140,953

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Semiconductors & Semiconductor Equipment — 0.1%
ams AG, 0.875%, 9/28/22(16)	$1,000	$985,557

Total Convertible Bonds (identified cost $976,453)		$985,557

Convertible Preferred Stocks — 0.2%

Security	Shares		Value
Containers and Glass Products — 0.2%
LG Newco Holdco, Inc., Series A, 13.00%(11)(13)		25,199	$2,923,140

			$2,923,140

Electronics/Electrical — 0.0%(10)
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(11)(13)		7,179	$161,538

			$161,538

Oil and Gas — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00%(11)(12)(14)		555	$0

			$0

Total Convertible Preferred Stocks (identified cost $2,093,357)			$3,084,678

Corporate Bonds — 49.8%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.9%
Bombardier, Inc.:
7.125%, 6/15/26(1)		736	$764,487
7.875%, 4/15/27(1)		1,257	1,305,181
Hexcel Corp., 4.20%, 2/15/27		182	195,555
Howmet Aerospace, Inc., 6.875%, 5/1/25		36	41,432
Moog, Inc., 4.25%, 12/15/27(1)		955	963,690
Rolls-Royce PLC:
5.75%, 10/15/27(1)		2,954	3,269,783
5.75%, 10/15/27(16)	GBP	300	452,529
TransDigm UK Holdings PLC, 6.875%, 5/15/26		725	758,419
TransDigm, Inc.:
5.50%, 11/15/27		2,052	2,117,202
6.25%, 3/15/26(1)		2,408	2,505,861
6.375%, 6/15/26		100	102,875
7.50%, 3/15/27		1,862	1,947,652

			$14,424,666

Agriculture — 0.0%(10)
Tereos Finance Groupe I S.A., 4.125%, 6/16/23(16)	EUR	100	$115,842

			$115,842

Air Transport — 0.9%
Air Canada:
3.875%, 8/15/26(1)		2,039	$2,082,461
4.625%, 8/15/29(1)	CAD	717	566,231
Air France-KLM:
1.875%, 1/16/25(16)	EUR	100	105,727
3.875%, 7/1/26(16)	EUR	100	110,225

Security	Principal Amount* (000’s omitted)		Value
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)		3,023	$3,148,243
5.75%, 4/20/29(1)		1,952	2,090,114
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)		1,016	1,110,266
Deutsche Lufthansa AG:
3.00%, 5/29/26(16)	EUR	100	114,063
3.50%, 7/14/29(16)	EUR	100	112,897
Gatwick Airport Finance PLC, 4.375%, 4/7/26(16)	GBP	100	133,239
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(1)		2,418	2,584,854
United Airlines, Inc.:
4.375%, 4/15/26(1)		835	871,782
4.625%, 4/15/29(1)		1,276	1,318,529

			$14,348,631

Automotive — 1.6%
Adient Global Holdings, Ltd., 3.50%, 8/15/24(16)	EUR	150	$173,334
Adler Pelzer Holding GmbH, 4.125%, 4/1/24(16)	EUR	200	213,891
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)		303	309,187
5.00%, 2/15/32(1)		217	225,507
Clarios Global, L.P.:
4.375%, 5/15/26(16)	EUR	300	351,279
6.25%, 5/15/26(1)		1,504	1,575,463
6.75%, 5/15/25(1)		432	452,958
8.50%, 5/15/27(1)		1,638	1,738,385
Dana Financing Luxembourg S.a.r.l., 3.00%, 7/15/29(16)	EUR	100	115,378
Faurecia S.E.:
2.75%, 2/15/27(16)	EUR	100	116,263
3.75%, 6/15/28(16)	EUR	260	309,852
Ford Motor Co.:
3.25%, 2/12/32		2,825	2,898,450
4.75%, 1/15/43		274	302,914
7.45%, 7/16/31		457	619,651
9.625%, 4/22/30		201	294,528
Frigoglass Finance B.V., 6.875%, 2/12/25(16)	EUR	300	303,552
General Motors Co., 5.00%, 4/1/35		495	585,136
GKN Holdings, Ltd., 4.625%, 5/12/32(16)	GBP	120	173,430
Goodyear Tire & Rubber Co. (The):
5.00%, 7/15/29(1)		2,056	2,212,462
5.25%, 7/15/31(1)		1,657	1,801,490
IHO Verwaltungs GmbH, 6.375%, (6.375% cash or 7.125% PIK), 5/15/29(1)(17)		200	215,366
Jaguar Land Rover Automotive PLC, 6.875%, 11/15/26(16)	EUR	100	129,335
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		651	665,664
4.375%, 1/15/31(1)		1,696	1,812,914
4.625%, 12/15/27(1)		514	541,363
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		1,087	1,086,832

Security	Principal Amount* (000’s omitted)		Value
Renault S.A.:
1.25%, 6/24/25(16)	EUR	300	$336,183
2.375%, 5/25/26(16)	EUR	100	114,926
Schaeffler AG, 3.375%, 10/12/28(16)	EUR	100	127,059
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		1,297	1,311,520
4.875%, 11/15/31(1)		1,081	1,093,113
TI Automotive Finance PLC, 3.75%, 4/15/29(16)	EUR	212	244,530
Tupy Overseas S.A., 4.50%, 2/16/31(1)		700	674,818
Volkswagen International Finance N.V., 3.875% to 6/17/29(16)(18)(19)	EUR	200	247,937
Wheel Pros, Inc., 6.50%, 5/15/29(1)		1,305	1,254,634
ZF North America Capital, Inc., 4.75%, 4/29/25(1)		200	214,726

			$24,844,030

Banks and Thrifts — 1.0%
Banco de Chile, 2.99%, 12/9/31(1)		445	$439,386
Banco do Brasil S.A., 3.25%, 9/30/26(1)		1,000	974,600
Banco Mercantil del Norte S.A./Grand Cayman, 5.75% to 10/4/26, 10/4/31(1)(18)		1,160	1,226,236
Bank Hapoalim BM, 3.255% to 1/21/27, 1/21/32(1)(16)(18)		800	796,000
BankUnited, Inc., 5.125%, 6/11/30		481	548,432
BBVA Bancomer S.A., 5.125% to 1/18/28, 1/18/33(1)(18)		1,100	1,130,651
Danske Bank A/S, 1.621% to 9/11/25, 9/11/26(1)(18)		1,086	1,070,880
Deutsche Bank AG, 7.125% to 4/30/26(16)(18)(19)	GBP	500	724,995
First Midwest Bancorp, Inc., 5.875%, 9/29/26		1,000	1,148,979
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(18)		1,280	1,365,688
SVB Financial Group, 4.10% to 2/15/31(18)(19)		1,403	1,394,582
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(18)		500	521,197
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(18)		1,500	1,551,671
Unicaja Banco S.A., 4.875% to 11/18/26(16)(18)(19)	EUR	600	678,974
Wells Fargo & Co., 3.584% to 5/22/27, 5/22/28(18)		2,000	2,151,632

			$15,723,903

Beverage and Tobacco — 0.2%
Altria Group, Inc., 3.875%, 9/16/46		650	$630,194
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30		1,500	1,645,875
BAT Capital Corp., 4.54%, 8/15/47		650	681,362

			$2,957,431

Brokerage/Securities Dealers/Investment Houses — 0.1%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)		1,071	$1,093,919
Intrum AB, 3.50%, 7/15/26(16)	EUR	200	230,968
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 4.875%, 4/15/45(1)		688	817,138

			$2,142,025

Building and Development — 1.9%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC:
4.50%, 4/1/27(1)		1,916	$1,882,039
5.75%, 5/15/26(1)		1,592	1,649,511
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		1,546	1,603,217
5.00%, 3/1/30(1)		2,150	2,309,766
6.75%, 6/1/27(1)		672	709,686

Security	Principal Amount* (000’s omitted)		Value
Empire Communities Corp., 7.00%, 12/15/25(1)		1,627	$1,685,832
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		1,396	1,422,266
HT Troplast GmbH, 9.25%, 7/15/25(16)	EUR	315	387,355
James Hardie International Finance DAC, 3.625%, 10/1/26(16)	EUR	200	232,052
Masonite International Corp., 5.375%, 2/1/28(1)		570	598,594
MDC Holdings, Inc., 2.50%, 1/15/31		837	810,775
Miller Homes Group Holdings PLC, 5.50%, 10/15/24(16)	GBP	100	137,272
Patrick Industries, Inc., 4.75%, 5/1/29(1)		1,236	1,231,693
PCF GmbH, 4.75%, 4/15/26(16)	EUR	225	265,128
PGT Innovations, Inc., 4.375%, 10/1/29(1)		1,284	1,292,622
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)		3,099	3,313,001
SRS Distribution, Inc.:
6.00%, 12/1/29(1)		1,100	1,107,222
6.125%, 7/1/29(1)		1,195	1,219,545
Standard Industries, Inc.:
2.25%, 11/21/26(16)	EUR	400	447,501
4.375%, 7/15/30(1)		1,779	1,818,636
5.00%, 2/15/27(1)		457	471,000
Taylor Morrison Communities, Inc.:
5.75%, 1/15/28(1)		1,062	1,188,251
5.875%, 6/15/27(1)		808	905,768
Victoria PLC, 3.625%, 8/24/26(16)	EUR	385	445,872
White Cap Buyer, LLC, 6.875%, 10/15/28(1)		439	458,281
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(17)		691	709,971

			$28,302,856

Business Equipment and Services — 1.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		1,830	$1,791,405
Allied Universal Holdco, LLC:
4.625%, 6/1/28(1)		1,941	1,929,119
4.875%, 6/1/28(16)	GBP	100	131,717
6.00%, 6/1/29(1)		1,212	1,180,506
6.625%, 7/15/26(1)		2,534	2,661,904
9.75%, 7/15/27(1)		1,148	1,227,889
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28		447	458,850
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC:
7.125%, 7/31/26(1)		2,576	2,652,288
7.125%, 7/31/26(16)		350	360,365
Iron Mountain, Inc.:
4.50%, 2/15/31(1)		750	759,375
5.00%, 7/15/28(1)		94	96,727
Sabre GLBL, Inc., 9.25%, 4/15/25(1)		483	546,346
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 7/30/26(16)	EUR	264	309,652
Terminix Co., LLC (The), 7.45%, 8/15/27		4,010	5,017,472

			$19,123,615

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 2.0%
Altice France S.A.:
3.375%, 1/15/28(16)	EUR	100	$111,029
5.125%, 7/15/29(1)		767	749,505
5.50%, 1/15/28(1)		841	835,891
5.50%, 10/15/29(1)		755	744,962
8.125%, 2/1/27(1)		4,904	5,247,403
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		2,263	2,287,497
4.50%, 8/15/30(1)		2,140	2,194,003
4.50%, 5/1/32		771	794,450
4.75%, 3/1/30(1)		1,789	1,863,735
5.00%, 2/1/28(1)		1,755	1,828,710
5.375%, 6/1/29(1)		595	643,106
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50		975	1,094,320
Comcast Corp., 1.95%, 1/15/31		1,000	980,947
CSC Holdings, LLC:
3.375%, 2/15/31(1)		912	855,337
5.25%, 6/1/24		355	369,637
5.75%, 1/15/30(1)		1,562	1,559,212
5.875%, 9/15/22		1,085	1,113,226
6.50%, 2/1/29(1)		543	582,112
7.50%, 4/1/28(1)		619	664,859
UPC Holding B.V., 5.50%, 1/15/28(1)		593	616,062
UPCB Finance VII, Ltd., 3.625%, 6/15/29(16)	EUR	300	349,872
Virgin Media Finance PLC:
3.75%, 7/15/30(16)	EUR	300	342,243
5.00%, 7/15/30(1)		946	942,746
Virgin Media Secured Finance PLC, 5.00%, 4/15/27(16)	GBP	100	139,683
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(16)	GBP	200	271,694
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		425	428,846
Ziggo B.V.:
4.875%, 1/15/30(1)		628	645,094
5.50%, 1/15/27(1)		1,605	1,650,999
Ziggo Bond Co., B.V.:
3.375%, 2/28/30(16)	EUR	230	255,988
6.00%, 1/15/27(1)		745	768,106

			$30,931,274

Capital Goods — 0.2%
BWX Technologies, Inc.:
4.125%, 6/30/28(1)		948	$963,581
4.125%, 4/15/29(1)		733	743,214
Valmont Industries, Inc., 5.25%, 10/1/54		610	780,186

			$2,486,981

Chemicals and Plastics — 0.7%
Alpek SAB de CV, 4.25%, 9/18/29(1)		610	$649,763
Ashland Services B.V., 2.00%, 1/30/28(16)	EUR	100	116,247
Chemours Co. (The), 4.625%, 11/15/29(1)		1,115	1,108,048

Security	Principal Amount* (000’s omitted)		Value
Herens Holdco S.a.r.l., 4.75%, 5/15/28(1)		545	$534,964
Herens Midco S.a.r.l., 5.25%, 5/15/29(16)	EUR	316	339,153
INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(16)	EUR	154	174,667
NOVA Chemicals Corp., 4.25%, 5/15/29(1)		1,242	1,248,881
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		1,800	1,842,723
SGL Carbon SE, 3.00%, 9/20/23(16)	EUR	300	340,423
SPCM S.A., 2.625%, 2/1/29(16)	EUR	150	173,053
Unifrax Escrow Issuer Corp., 5.25%, 9/30/28(1)		577	584,328
Valvoline, Inc.:
3.625%, 6/15/31(1)		802	777,759
4.25%, 2/15/30(1)		790	807,139
WR Grace Holdings, LLC:
4.875%, 6/15/27(1)		1,472	1,513,775
5.625%, 8/15/29(1)		604	619,855

			$10,830,778

Clothing/Textiles — 0.1%
PrestigeBidCo GmbH, 6.25%, 12/15/23(16)	EUR	365	$417,972
William Carter Co. (The):
5.50%, 5/15/25(1)		331	343,743
5.625%, 3/15/27(1)		811	839,182

			$1,600,897

Commercial Services — 0.9%
Abertis Infraestructuras Finance B.V., 3.248% to 11/24/25(16)(18)(19)	EUR	300	$348,884
AMN Healthcare, Inc., 4.625%, 10/1/27(1)		458	475,175
APi Escrow Corp., 4.75%, 10/15/29(1)		1,079	1,102,231
Autostrade per l’Italia SpA:
1.75%, 2/1/27(16)	EUR	200	234,474
2.00%, 12/4/28(16)	EUR	700	826,919
6.25%, 6/9/22	GBP	250	345,849
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:
5.375%, 3/1/29(1)		792	836,582
5.75%, 7/15/27(1)		1,215	1,263,144
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(16)	EUR	100	115,153
Block Financial, LLC, 3.875%, 8/15/30		988	1,058,266
EC Finance PLC, 3.00%, 10/15/26(16)	EUR	102	119,175
HealthEquity, Inc., 4.50%, 10/1/29(1)		1,380	1,367,925
Korn Ferry, 4.625%, 12/15/27(1)		355	366,159
Loxam S.A.S., 3.25%, 1/14/25(16)	EUR	200	229,078
MoneyGram International, Inc., 5.375%, 8/1/26(1)		1,134	1,152,291
Mooney Group SpA, 3.875%, (3 mo. EURIBOR + 3.875%), 12/17/26(2)(16)	EUR	110	125,687
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		1,282	1,325,941
Nexi SpA, 1.75%, 10/31/24(16)	EUR	200	231,718
PROG Holdings, Inc., 6.00%, 11/15/29(1)		1,085	1,117,962
Verisure Midholding AB, 5.25%, 2/15/29(16)	EUR	175	202,654
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		1,240	1,304,722

			$14,149,989

Security	Principal Amount* (000’s omitted)		Value
Computers — 0.5%
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(1)		1,341	$1,366,392
4.00%, 7/1/29(1)		717	741,608
International Business Machines Corp., 2.95%, 5/15/50		500	489,663
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		2,473	2,637,244
Seagate HDD Cayman:
3.125%, 7/15/29		865	847,025
5.75%, 12/1/34		995	1,148,151

			$7,230,083

Conglomerates — 0.1%
Spectrum Brands, Inc.:
5.00%, 10/1/29(1)		406	$426,389
5.50%, 7/15/30(1)		691	742,107

			$1,168,496

Consumer Products — 0.0%(10)
Central Garden & Pet Co., 5.125%, 2/1/28		285	$298,617

			$298,617

Containers and Glass Products — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
2.125%, 8/15/26(16)	EUR	200	$223,754
5.25%, 8/15/27(1)		1,661	1,673,250
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		660	705,326
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		750	769,736
Graphic Packaging International, LLC, 2.625%, 2/1/29(16)	EUR	100	116,326
Verallia S.A., 1.875%, 11/10/31(16)	EUR	100	115,273

			$3,603,665

Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)		1,067	$1,134,040
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)		843	828,559

			$1,962,599

Distribution & Wholesale — 0.5%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)		2,993	$3,059,056
Parts Europe S.A.:
4.00%, (3 mo. EURIBOR + 4.00%), 7/20/27(2)(16)	EUR	128	146,730
6.50%, 7/16/25(16)	EUR	100	118,220
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		2,429	2,413,649
5.50%, 10/15/27(1)		935	976,855
Ritchie Bros Holdings, Inc., 4.75%, 12/15/31(1)		844	882,562

			$7,597,072

Security	Principal Amount* (000’s omitted)		Value
Diversified Financial Services — 1.5%
Affiliated Managers Group, Inc., 3.30%, 6/15/30		849	$899,239
American AgCredit Corp., 5.25% to 6/15/26(1)(18)(19)		410	418,200
BrightSphere Investment Group, Inc., 4.80%, 7/27/26		2,195	2,294,167
CI Financial Corp., 3.20%, 12/17/30		1,000	1,027,226
Coinbase Global, Inc.:
3.375%, 10/1/28(1)		1,344	1,257,756
3.625%, 10/1/31(1)		1,120	1,032,427
Discover Bank, 4.682% to 8/9/23, 8/9/28(18)		1,750	1,829,566
Enact Holdings, Inc., 6.50%, 8/15/25(1)		750	820,129
Encore Capital Group, Inc.:
4.25%, (3 mo. EURIBOR + 4.25%), 1/15/28(2)(16)	EUR	600	695,737
5.375%, 2/15/26(16)	GBP	100	140,600
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)		1,233	1,247,352
Jefferson Capital Holdings, LLC, 6.00%, 8/15/26(1)		1,275	1,292,251
Lincoln Financing S.a.r.l., 3.625%, 4/1/24(16)	EUR	245	281,659
Louvre Bidco S.A.S., 6.50%, 9/30/24(16)	EUR	400	469,697
PRA Group, Inc.:
5.00%, 10/1/29(1)		901	904,613
7.375%, 9/1/25(1)		1,566	1,665,449
ProGroup AG, 3.00%, 3/31/26(16)	EUR	300	346,439
Sherwood Financing PLC, 6.00%, 11/15/26(16)	GBP	150	203,180
Stifel Financial Corp., 4.00%, 5/15/30		769	844,236
UniCredit SpA:
5.861% to 6/19/27, 6/19/32(1)(18)		715	784,949
7.296% to 4/2/29, 4/2/34(1)(18)		500	599,547
Unifin Financiera SAB de CV, 7.375%, 2/12/26(1)		620	516,993
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(16)	EUR	3,400	3,801,222
3.50%, 11/1/25(16)	EUR	100	111,903

			$23,484,537

Drugs — 1.2%
AdaptHealth, LLC:
4.625%, 8/1/29(1)		405	$405,614
5.125%, 3/1/30(1)		539	549,247
6.125%, 8/1/28(1)		685	727,110
Bausch Health Americas, Inc.:
8.50%, 1/31/27(1)		3,076	3,234,245
9.25%, 4/1/26(1)		670	708,515
Bausch Health Companies, Inc.:
5.25%, 1/30/30(1)		431	379,948
5.25%, 2/15/31(1)		431	379,409
5.50%, 11/1/25(1)		955	971,727
5.75%, 8/15/27(1)		412	428,068
6.25%, 2/15/29(1)		473	450,239
7.00%, 1/15/28(1)		2,092	2,084,500
7.25%, 5/30/29(1)		544	539,324
9.00%, 12/15/25(1)		2,340	2,467,483

Security	Principal Amount* (000’s omitted)		Value
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(1)		649	$639,564
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)		1,550	1,522,061
Hikma Finance USA, LLC, 3.25%, 7/9/25(16)		1,250	1,285,850
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,371	1,421,960
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.125%, 4/30/31(1)		625	654,047

			$18,848,911

Ecological Services and Equipment — 0.4%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)		551	$568,081
5.125%, 7/15/29(1)		332	352,758
Covanta Holding Corp., 4.875%, 12/1/29(1)		684	695,300
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		1,499	1,478,951
3.75%, 8/1/25(1)		776	784,722
4.75%, 6/15/29(1)		2,095	2,116,537
Paprec Holding S.A., 3.50%, 7/1/28(16)	EUR	129	149,231

			$6,145,580

Electric Utilities — 0.8%
Consolidated Edison Co. of New York, Inc., 4.125%, 5/15/49		400	$459,118
ContourGlobal Power Holdings S.A., 4.125%, 8/1/25(16)	EUR	200	231,273
Drax Finco PLC, 6.625%, 11/1/25(1)		1,119	1,156,694
Edison International:
3.55%, 11/15/24		614	642,631
5.00% to 12/15/26(18)(19)		562	575,452
EDP - Energias de Portugal S.A., 4.496% to 1/30/24, 4/30/79(16)(18)	EUR	300	365,479
FirstEnergy Corp., Series B, 4.40%, 7/15/27		1,630	1,756,893
Liberty Utilities Finance GP 1, 2.05%, 9/15/30(1)		526	502,094
MidAmerican Energy Co., 2.70%, 8/1/52		500	486,686
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,132	1,176,216
Southern California Edison Co., 4.00%, 4/1/47		845	933,761
Southern Co. (The), 4.40%, 7/1/46		971	1,140,311
Virginia Electric & Power Co., 4.00%, 1/15/43		410	472,299
WESCO Distribution, Inc.:
7.125%, 6/15/25(1)		1,024	1,086,746
7.25%, 6/15/28(1)		915	1,004,615

			$11,990,268

Electronics/Electrical — 0.8%
Electricite de France S.A., 2.875% to 12/15/26(16)(18)(19)	EUR	200	$234,029
Engie Energia Chile S.A., 3.40%, 1/28/30(1)		960	973,378
II-VI, Inc., 5.00%, 12/15/29(1)		1,055	1,079,581
Imola Merger Corp., 4.75%, 5/15/29(1)		3,082	3,167,880
Jabil, Inc., 3.00%, 1/15/31		1,040	1,069,983
LogMeIn, Inc., 5.50%, 9/1/27(1)		662	670,632
Nobel Bidco B.V., 3.125%, 6/15/28(16)	EUR	150	167,466
Open Text Corp., 3.875%, 2/15/28(1)		1,009	1,029,977
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		883	910,850
RWE AG, 6.625% to 3/30/26, 7/30/75(16)(18)		266	302,885

Security	Principal Amount* (000’s omitted)		Value
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)		680	$678,562
4.375%, 2/15/30(1)		627	659,250
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		517	540,888
Verisure Holding AB, 3.25%, 2/15/27(16)	EUR	100	113,854

			$11,599,215

Energy — 0.5%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		1,988	$2,054,996
New Fortress Energy, Inc., 6.50%, 9/30/26(1)		2,374	2,358,854
Sunoco, L.P./Sunoco Finance Corp.:
4.50%, 5/15/29		884	899,222
4.50%, 4/30/30(1)		1,692	1,736,720

			$7,049,792

Engineering & Construction — 0.4%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,038	$1,080,657
Dycom Industries, Inc., 4.50%, 4/15/29(1)		1,389	1,417,363
TopBuild Corp., 4.125%, 2/15/32(1)		1,167	1,199,309
VM Consolidated, Inc., 5.50%, 4/15/29(1)		1,684	1,694,811

			$5,392,140

Entertainment — 0.7%
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		529	$530,108
6.25%, 7/1/25(1)		2,521	2,649,319
8.125%, 7/1/27(1)		1,589	1,761,637
CPUK Finance, Ltd.:
4.50%, 8/28/27(16)	GBP	200	272,450
4.875%, 8/28/25(16)	GBP	135	183,463
Gamma Bidco SpA:
5.125%, 7/15/25(16)	EUR	200	229,936
6.25%, 7/15/25(16)	EUR	100	117,311
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)		1,226	1,261,554
Powdr Corp., 6.00%, 8/1/25(1)		1,402	1,462,216
Scientific Games International, Inc., 7.00%, 5/15/28(1)		1,361	1,451,724
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		1,345	1,373,945

			$11,293,663

Equipment Leasing — 0.0%(10)
Ashtead Capital, Inc., 4.25%, 11/1/29(1)		526	$561,354

			$561,354

Financial Intermediaries — 2.0%
Ally Financial, Inc., 4.70% to 5/15/26(18)(19)		1,453	$1,512,028
Alpha Holding S.A. de CV:
9.00%, 2/10/25(1)(20)		765	113,503
10.00%, 12/19/22(1)(20)		200	30,190
Citigroup, Inc., 3.98% to 3/20/29, 3/20/30(18)		1,700	1,878,325

Security	Principal Amount* (000’s omitted)		Value
Ford Motor Credit Co., LLC:
1.391%, (3 mo. USD LIBOR + 1.24%), 2/15/23(2)		479	$478,242
1.49%, (3 mo. USD LIBOR + 1.27%), 3/28/22(2)		230	229,898
2.90%, 2/16/28		420	421,653
3.087%, 1/9/23		439	446,999
3.339%, 3/28/22		530	531,585
3.37%, 11/17/23		513	529,672
3.625%, 6/17/31		1,307	1,378,035
3.815%, 11/2/27		1,984	2,100,550
4.00%, 11/13/30		995	1,072,142
4.125%, 8/17/27		2,739	2,959,818
4.25%, 9/20/22		500	509,658
4.271%, 1/9/27		476	512,238
5.125%, 6/16/25		938	1,021,294
5.584%, 3/18/24		257	277,240
5.596%, 1/7/22		1,127	1,129,243
Goldman Sachs Group, Inc. (The), 2.65% to 10/21/31, 10/21/32(18)		946	952,867
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/27		1,614	1,661,992
6.25%, 5/15/26		1,095	1,141,871
6.375%, 12/15/25		820	835,236
JPMorgan Chase & Co.:
Series HH, 4.60% to 2/1/25(18)(19)		1,674	1,720,035
1.04% to 2/4/26, 2/4/27(18)		515	498,679
2.545% to 11/8/31, 11/8/32(18)		1,500	1,510,107
3.109% to 4/22/50, 4/22/51(18)		1,000	1,035,989
Macquarie Group, Ltd., 2.871% to 1/14/32, 1/14/33(1)(18)		1,007	1,004,780
MSCI, Inc., 3.625%, 9/1/30(1)		520	532,501
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(18)		1,011	1,081,147
UBS Group AG, 4.375% to 2/10/31(1)(18)(19)		801	793,230

			$29,900,747

Financial Services — 0.6%
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)		1,100	$1,110,956
Bank of America Corp., 1.922% to 10/24/30, 10/24/31(18)		1,819	1,743,622
Brookfield Finance, Inc., 4.70%, 9/20/47		1,050	1,292,705
Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(1)		1,000	1,069,359
Nordea Bank Abp, 4.625% to 9/13/28, 9/13/33(1)(18)		1,000	1,111,144
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(16)		2,600	2,379,858

			$8,707,644

Food Products — 1.3%
Bellis Acquisition Co. PLC, 3.25%, 2/16/26(16)	GBP	100	$130,635
Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(1)		436	448,600
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)		1,297	1,274,497
Ingles Markets, Inc., 4.00%, 6/15/31(1)		854	861,630
JBS USA LUX S.A./JBS USA Finance, Inc., 6.75%, 2/15/28(1)		650	702,286
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)		2,139	2,329,756

Security	Principal Amount* (000’s omitted)		Value
Kraft Heinz Foods Co.:
3.875%, 5/15/27		1,261	$1,363,550
4.25%, 3/1/31		2,286	2,602,046
4.375%, 6/1/46		1,560	1,830,737
4.625%, 10/1/39		425	499,971
4.875%, 10/1/49		600	755,156
5.50%, 6/1/50		1,261	1,710,912
Nomad Foods Bondco PLC, 2.50%, 6/24/28(16)	EUR	136	155,417
Pilgrim’s Pride Corp., 3.50%, 3/1/32(1)		2,175	2,200,361
Post Holdings, Inc.:
4.50%, 9/15/31(1)		1,405	1,396,739
4.625%, 4/15/30(1)		1,158	1,181,519
Smithfield Foods, Inc., 3.00%, 10/15/30(1)		1,000	997,101

			$20,440,913

Food Service — 0.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:
3.875%, 1/15/28(1)		1,906	$1,933,618
4.00%, 10/15/30(1)		2,705	2,663,289
4.375%, 1/15/28(1)		1,014	1,036,019
5.75%, 4/15/25(1)		372	386,391
IRB Holding Corp.:
6.75%, 2/15/26(1)		448	456,873
7.00%, 6/15/25(1)		451	477,602
US Foods, Inc., 4.75%, 2/15/29(1)		1,457	1,483,051

			$8,436,843

Food/Drug Retailers — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(1)		1,042	$1,126,673
5.875%, 2/15/28(1)		1,004	1,065,625

			$2,192,298

Health Care — 3.7%
Amgen, Inc., 3.375%, 2/21/50		700	$730,112
Anthem, Inc., 3.125%, 5/15/50		500	513,719
Avantor Funding, Inc., 4.625%, 7/15/28(1)		1,075	1,122,477
Baxter International, Inc.:
3.50%, 8/15/46		500	546,402
3.95%, 4/1/30		500	557,194
Centene Corp.:
2.50%, 3/1/31		1,992	1,942,559
3.00%, 10/15/30		2,345	2,387,773
3.375%, 2/15/30		2,311	2,357,347
4.25%, 12/15/27		1,795	1,874,393
4.625%, 12/15/29		1,758	1,898,974
Chrome Bidco SASU, 3.50%, 5/31/28(16)	EUR	100	115,062
CHS/Community Health Systems, Inc.:
6.125%, 4/1/30(1)		1,585	1,570,474
6.875%, 4/15/29(1)		885	902,948

Security	Principal Amount* (000’s omitted)		Value
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)		1,534	$1,474,611
Encompass Health Corp.:
4.625%, 4/1/31		683	695,987
4.75%, 2/1/30		639	659,113
Gilead Sciences, Inc., 2.60%, 10/1/40		750	724,080
Grifols Escrow Issuer S.A.:
3.875%, 10/15/28(16)	EUR	344	394,064
4.75%, 10/15/28(1)		1,060	1,083,182
Grifols S.A., 3.20%, 5/1/25(16)	EUR	250	285,314
HCA, Inc.:
5.375%, 9/1/26		1,610	1,811,331
5.625%, 9/1/28		1,472	1,722,490
5.875%, 2/15/26		2,705	3,054,337
5.875%, 2/1/29		1,076	1,283,840
IQVIA, Inc.:
2.25%, 1/15/28(16)	EUR	250	286,992
5.00%, 10/15/26(1)		850	873,371
Legacy LifePoint Health, LLC:
4.375%, 2/15/27(1)		668	673,725
6.75%, 4/15/25(1)		731	762,809
LifePoint Health, Inc., 5.375%, 1/15/29(1)		2,062	2,054,659
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(1)		759	776,290
ModivCare, Inc., 5.875%, 11/15/25(1)		1,122	1,179,446
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)		1,511	1,569,831
3.875%, 5/15/32(1)		1,450	1,461,419
4.375%, 6/15/28(1)		609	628,308
Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(1)		3,620	3,676,906
Option Care Health, Inc., 4.375%, 10/31/29(1)		1,442	1,447,811
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51		750	822,676
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		1,890	1,780,928
Tenet Healthcare Corp.:
4.375%, 1/15/30(1)		799	810,865
4.625%, 9/1/24(1)		268	274,317
4.875%, 1/1/26(1)		1,607	1,653,065
5.125%, 11/1/27(1)		1,607	1,675,764
Thermo Fisher Scientific, Inc., 4.10%, 8/15/47		400	494,684
UnitedHealth Group, Inc., 3.75%, 10/15/47		650	747,968
US Acute Care Solutions, LLC, 6.375%, 3/1/26(1)		2,115	2,217,662
Varex Imaging Corp., 7.875%, 10/15/27(1)		1,146	1,274,747

			$56,852,026

Home Furnishings — 0.1%
Harman International Industries, Inc., 4.15%, 5/15/25		940	$1,013,197
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		627	629,160

			$1,642,357

Security	Principal Amount* (000’s omitted)		Value
Homebuilders / Real Estate — 0.0%(10)
M/I Homes, Inc., 4.95%, 2/1/28		459	$479,136

			$479,136

Industrial Equipment — 0.2%
Madison IAQ, LLC:
4.125%, 6/30/28(1)		957	$960,804
5.875%, 6/30/29(1)		1,627	1,629,489
Vertical Midco GmbH, 4.75%, (3 mo. EURIBOR + 4.75%), 7/15/27(2)(16)	EUR	115	132,695

			$2,722,988

Insurance — 0.8%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		2,626	$2,727,206
AmWINS Group, Inc., 4.875%, 6/30/29(1)		1,010	1,021,832
AssuredPartners, Inc., 5.625%, 1/15/29(1)		450	438,379
Athene Global Funding, 2.646%, 10/4/31(1)		1,100	1,087,782
BroadStreet Partners, Inc., 5.875%, 4/15/29(1)		1,415	1,392,225
Galaxy Finco, Ltd., 9.25%, 7/31/27(16)	GBP	575	814,015
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		820	851,570
Liberty Mutual Group, Inc., 4.125% to 12/15/26, 12/15/51(1)(18)		250	249,744
Maple Grove Funding Trust I, 4.161%, 8/15/51(1)		860	888,317
MetLife, Inc., 4.05%, 3/1/45		300	357,421
Primerica, Inc., 2.80%, 11/19/31		444	449,283
Radian Group, Inc., 4.875%, 3/15/27		1,032	1,108,432
Stewart Information Services Corp., 3.60%, 11/15/31		1,116	1,131,236

			$12,517,442

Internet Software & Services — 0.8%
Cars.com, Inc., 6.375%, 11/1/28(1)		1,152	$1,228,533
CDK Global, Inc., 5.25%, 5/15/29(1)		499	529,666
Netflix, Inc.:
3.00%, 6/15/25(16)	EUR	100	123,600
3.625%, 6/15/30(16)	EUR	350	475,692
4.875%, 4/15/28		1,665	1,900,972
4.875%, 6/15/30(1)		1,300	1,518,368
5.375%, 11/15/29(1)		1,000	1,189,210
5.50%, 2/15/22		1,825	1,837,200
5.875%, 11/15/28		1,810	2,179,566
Science Applications International Corp., 4.875%, 4/1/28(1)		1,277	1,310,866
United Group B.V., 4.00%, 11/15/27(16)	EUR	100	113,139

			$12,406,812

Leisure Goods/Activities/Movies — 1.6%
Activision Blizzard, Inc., 1.35%, 9/15/30		1,220	$1,126,734
AMC Entertainment Holdings, Inc.:
10.00%, (10.00% cash or 12.00% PIK), 6/15/26(1)(17)		473	467,791
10.50%, 4/15/25(1)		581	619,369
Carnival Corp.:
5.75%, 3/1/27(1)		1,316	1,317,974
6.00%, 5/1/29(1)		1,643	1,638,030
7.625%, 3/1/26(1)		539	565,710
7.625%, 3/1/26(16)	EUR	133	159,730

Security	Principal Amount* (000’s omitted)		Value
Carnival PLC, 1.00%, 10/28/29	EUR	120	$103,251
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		1,257	1,227,724
5.875%, 3/15/26(1)		414	419,693
8.75%, 5/1/25(1)		303	321,507
Dometic Group AB, 2.00%, 9/29/28(16)	EUR	145	162,730
LHMC Finco 2 S.a.r.l., 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(16)(17)	EUR	421	474,321
Life Time, Inc.:
5.75%, 1/15/26(1)		1,268	1,313,870
8.00%, 4/15/26(1)		1,293	1,356,305
Motion Finco S.a.r.l., 7.00%, 5/15/25(16)	EUR	200	238,943
National CineMedia, LLC:
5.75%, 8/15/26		1,186	923,016
5.875%, 4/15/28(1)		1,559	1,401,409
NCL Corp., Ltd.:
5.875%, 3/15/26(1)		662	659,931
10.25%, 2/1/26(1)		621	722,940
NCL Finance, Ltd., 6.125%, 3/15/28(1)		343	338,430
Playtika Holding Corp., 4.25%, 3/15/29(1)		1,382	1,356,454
Royal Caribbean Cruises, Ltd., 3.70%, 3/15/28		692	649,677
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)		1,166	1,189,040
Viking Cruises, Ltd.:
5.875%, 9/15/27(1)		3,294	3,139,841
6.25%, 5/15/25(1)		1,690	1,674,858
7.00%, 2/15/29(1)		658	660,826
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)		422	422,065

			$24,652,169

Lodging and Casinos — 1.0%
Accor S.A., 2.375%, 11/29/28(16)	EUR	200	$228,548
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/26		895	963,955
5.625%, 5/1/24		480	513,593
5.75%, 2/1/27		573	648,166
MGM Resorts International:
4.75%, 10/15/28		1,637	1,688,525
5.50%, 4/15/27		142	151,383
5.75%, 6/15/25		948	1,021,233
7.75%, 3/15/22		2,300	2,331,660
NH Hotel Group S.A., 4.00%, 7/2/26(16)	EUR	100	113,622
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)		2,424	2,621,447
VICI Properties, L.P./VICI Note Co., Inc.:
3.75%, 2/15/27(1)		323	333,988
4.125%, 8/15/30(1)		1,108	1,173,627
4.25%, 12/1/26(1)		1,653	1,723,724
4.625%, 12/1/29(1)		2,359	2,514,576

			$16,028,047

Security	Principal Amount* (000’s omitted)		Value
Machinery — 0.0%(10)
IMA Industria Macchine Automatiche SpA, 3.75%, 1/15/28(16)	EUR	221	$250,526

			$250,526

Media — 0.4%
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(1)		1,595	$1,576,721
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)		127	126,875
6.25%, 6/15/25(1)		807	840,099
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)		756	769,415
Tele Columbus AG, 3.875%, 5/2/25(16)	EUR	300	337,921
Telenet Finance Luxembourg S.a.r.l., 3.50%, 3/1/28(16)	EUR	200	233,830
Urban One, Inc., 7.375%, 2/1/28(1)		1,504	1,551,309

			$5,436,170

Metals/Mining — 1.0%
Arconic Corp., 6.125%, 2/15/28(1)		648	$690,690
Cleveland-Cliffs, Inc.:
6.75%, 3/15/26(1)		2,808	2,976,255
9.875%, 10/17/25(1)		293	331,960
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		3,038	3,221,024
Constellium N.V.:
4.25%, 2/15/26(16)	EUR	250	287,856
5.875%, 2/15/26(1)		490	496,980
Freeport-McMoRan, Inc., 5.45%, 3/15/43		1,821	2,292,712
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		1,085	1,086,248
6.125%, 4/1/29(1)		920	976,911
Novelis Corp.:
3.25%, 11/15/26(1)		690	696,848
4.75%, 1/30/30(1)		1,068	1,124,583
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(16)	EUR	300	351,949
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)		1,133	1,157,076

			$15,691,092

Nonferrous Metals/Minerals — 0.4%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		1,333	$1,357,394
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		1,615	1,663,410
New Gold, Inc.:
6.375%, 5/15/25(1)		671	691,858
7.50%, 7/15/27(1)		2,183	2,321,620

			$6,034,282

Oil and Gas — 4.8%
Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(2)		2,366	$2,391,108
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)		2,170	2,333,531
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)		756	789,370
Buckeye Partners, L.P., 4.50%, 3/1/28(1)		921	929,303
Callon Petroleum Co., 8.00%, 8/1/28(1)		1,534	1,551,518
Centennial Resource Production, LLC:
5.375%, 1/15/26(1)		232	228,160
6.875%, 4/1/27(1)		2,055	2,098,155
CNX Resources Corp., 6.00%, 1/15/29(1)		1,311	1,365,282

Security	Principal Amount* (000’s omitted)	Value
Colgate Energy Partners III, LLC:
5.875%, 7/1/29(1)	2,701	$2,785,865
7.75%, 2/15/26(1)	1,166	1,263,163
CrownRock, L.P./CrownRock Finance, Inc., 5.00%, 5/1/29(1)	1,889	1,962,709
CVR Energy, Inc., 5.75%, 2/15/28(1)	2,905	2,792,911
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	250	266,875
Energy Transfer, L.P., Series A, 6.25% to 2/15/23(18)(19)	300	261,393
EQT Corp.:
5.00%, 1/15/29	335	371,490
6.625%, 2/1/25	407	459,409
7.50%, 2/1/30	594	764,220
Exxon Mobil Corp., 3.452%, 4/15/51	500	542,852
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	1,468	1,548,740
Helmerich & Payne, Inc., 2.90%, 9/29/31(1)	268	263,294
Hilcorp Energy I, L.P./Hilcorp Finance Co.:
5.75%, 2/1/29(1)	700	722,488
6.00%, 2/1/31(1)	560	580,300
Laredo Petroleum, Inc.:
9.50%, 1/15/25	414	422,711
10.125%, 1/15/28	622	653,088
Nabors Industries, Inc., 9.00%, 2/1/25(1)	661	684,214
Nabors Industries, Ltd.:
7.25%, 1/15/26(1)	617	571,367
7.50%, 1/15/28(1)	665	602,766
National Fuel Gas Co., 2.95%, 3/1/31	915	920,448
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	3,225	3,299,626
NOV, Inc., 3.60%, 12/1/29	248	256,434
Oasis Petroleum, Inc., 6.375%, 6/1/26(1)	1,111	1,168,183
Occidental Petroleum Corp.:
3.40%, 4/15/26	455	467,164
3.50%, 8/15/29	1,186	1,220,430
4.20%, 3/15/48	931	932,508
4.40%, 8/15/49	748	758,483
4.625%, 6/15/45	499	518,468
6.125%, 1/1/31	1,203	1,463,666
6.20%, 3/15/40	480	591,101
6.45%, 9/15/36	615	785,355
6.625%, 9/1/30	1,511	1,872,401
8.50%, 7/15/27	1,965	2,453,303
8.875%, 7/15/30	1,685	2,275,390
Ovintiv, Inc., 6.50%, 2/1/38	835	1,085,199
Parkland Corp., 4.625%, 5/1/30(1)	1,451	1,444,405
Patterson-UTI Energy, Inc.:
3.95%, 2/1/28	1,145	1,151,519
5.15%, 11/15/29	151	153,380
PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(1)	2,538	2,417,077
Petrobras Global Finance B.V., 6.90%, 3/19/49	961	1,024,921
Petroleos Mexicanos:
6.75%, 9/21/47	1,747	1,553,913
6.84%, 1/23/30	716	741,973

Security	Principal Amount* (000’s omitted)		Value
Precision Drilling Corp.:
6.875%, 1/15/29(1)		932	$951,223
7.125%, 1/15/26(1)		500	509,993
Shelf Drilling Holdings, Ltd.:
8.25%, 2/15/25(1)		1,535	1,122,262
8.875%, 11/15/24(1)		441	453,449
Southwestern Energy Co., 4.75%, 2/1/32		1,485	1,566,734
Tap Rock Resources, LLC, 7.00%, 10/1/26(1)		1,848	1,923,842
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:
4.00%, 1/15/32(1)		1,038	1,086,506
4.875%, 2/1/31		233	253,429
5.50%, 3/1/30		224	245,096
5.875%, 4/15/26		985	1,029,059
6.50%, 7/15/27		566	607,363
Tervita Corp., 11.00%, 12/1/25(1)		768	886,049
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)		1,068	1,033,066
UGI International, LLC, 2.50%, 12/1/29(16)	EUR	200	225,338
Valero Energy Corp., 4.00%, 4/1/29		1,250	1,361,500
Weatherford International, Ltd., 8.625%, 4/30/30(1)		1,555	1,616,897
Williams Cos., Inc. (The), 5.75%, 6/24/44		790	1,028,447

			$73,661,882

Packaging & Containers — 0.1%
Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(16)	EUR	350	$386,307
Trivium Packaging Finance B.V., 3.75%, 8/15/26(16)	EUR	280	323,849

			$710,156

Pharmaceuticals — 0.3%
180 Medical, Inc., 3.875%, 10/15/29(1)		759	$769,577
AstraZeneca PLC, 3.00%, 5/28/51		500	525,391
Diocle SpA, 3.875%, (3 mo. EURIBOR + 3.875%), 6/30/26(2)(16)	EUR	111	127,083
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		1,169	1,243,296
Owens & Minor, Inc., 4.50%, 3/31/29(1)		991	1,017,207
Rossini S.a.r.l., 3.875%, (3 mo. EURIBOR + 3.875%), 10/30/25(2)(16)	EUR	300	342,019

			$4,024,573

Pipelines — 1.4%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/27(1)		1,874	$1,943,806
7.875%, 5/15/26(1)		879	969,577
Cheniere Energy Partners, L.P.:
4.00%, 3/1/31		2,706	2,842,342
4.50%, 10/1/29		1,722	1,828,299
Cheniere Energy, Inc., 4.625%, 10/15/28		1,122	1,195,317
DT Midstream, Inc., 4.125%, 6/15/29(1)		1,449	1,485,826
EQM Midstream Partners, L.P.:
4.50%, 1/15/29(1)		871	907,125
4.75%, 1/15/31(1)		871	922,463
6.00%, 7/1/25(1)		699	760,945
6.50%, 7/1/27(1)		702	787,125
Genesis Energy, L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27		282	290,934
Kinder Morgan, Inc., 5.05%, 2/15/46		500	600,713

Security	Principal Amount* (000’s omitted)		Value
Magellan Midstream Partners, L.P., 4.20%, 10/3/47		300	$327,710
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(18)(19)		1,954	1,668,227
TransCanada PipeLines, Ltd., 4.75%, 5/15/38		390	466,808
Venture Global Calcasieu Pass, LLC:
3.875%, 8/15/29(1)		1,116	1,159,708
3.875%, 11/1/33(1)		665	699,660
4.125%, 8/15/31(1)		992	1,053,236
Western Midstream Operating, L.P.:
4.50%, 3/1/28		148	161,400
4.75%, 8/15/28		150	165,965
5.30% to 2/1/22, 2/1/30(21)		1,187	1,306,917

			$21,544,103

Private Equity — 0.0%(10)
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)		400	$430,685

			$430,685

Publishing — 0.2%
Adevinta ASA, 3.00%, 11/15/27(16)	EUR	100	$117,010
LABL, Inc.:
5.875%, 11/1/28(1)		507	523,478
8.25%, 11/1/29(1)		1,016	1,023,544
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		212	210,201
8.00%, 8/1/29(1)		1,541	1,531,376

			$3,405,609

Radio and Television — 1.1%
Audacy Capital Corp., 6.75%, 3/31/29(1)		1,627	$1,591,808
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/29(1)		1,168	1,248,849
7.75%, 4/15/28(1)		1,517	1,625,511
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)		740	766,640
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		2,646	1,326,043
iHeartCommunications, Inc.:
6.375%, 5/1/26		179	185,944
8.375%, 5/1/27		324	342,548
Sirius XM Radio, Inc.:
3.125%, 9/1/26(1)		946	947,518
3.875%, 9/1/31(1)		951	934,096
5.00%, 8/1/27(1)		1,609	1,674,293
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)		3,533	3,823,766
Townsquare Media, Inc., 6.875%, 2/1/26(1)		1,492	1,584,937
Univision Communications, Inc., 4.50%, 5/1/29(1)		1,141	1,154,441

			$17,206,394

Real Estate Investment Trusts (REITs) — 0.8%
ADLER Group S.A., 2.25%, 1/14/29(16)	EUR	300	$284,340
Aedas Homes Opco SLU, 4.00%, 8/15/26(16)	EUR	105	123,378
American Assets Trust, L.P., 3.375%, 2/1/31		1,000	1,022,224
Broadstone Net Lease, LLC, 2.60%, 9/15/31		309	300,277
Corporate Office Properties, L.P., 2.90%, 12/1/33		452	442,392

Security	Principal Amount* (000’s omitted)		Value
EPR Properties:
3.60%, 11/15/31		600	$594,253
3.75%, 8/15/29		565	570,793
Extra Space Storage, L.P., 2.55%, 6/1/31		399	393,109
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(1)		905	904,036
6.00%, 4/15/25(1)		716	745,356
Heimstaden Bostad AB, 3.00% to 10/29/27(16)(18)(19)	EUR	352	383,387
Neinor Homes S.A., 4.50%, 10/15/26(16)	EUR	100	115,419
Newmark Group, Inc., 6.125%, 11/15/23		2,126	2,276,946
Rexford Industrial Realty, L.P., 2.15%, 9/1/31		333	314,778
Sabra Health Care, L.P., 3.20%, 12/1/31		823	805,166
Service Properties Trust:
4.75%, 10/1/26		995	968,722
7.50%, 9/15/25		488	529,107
Signa Development Finance SCS, 5.50%, 7/23/26(16)	EUR	200	205,875
Sun Communities Operating, L.P.:
2.30%, 11/1/28		245	244,893
2.70%, 7/15/31		261	259,163
Vornado Realty, L.P., 3.40%, 6/1/31		219	224,200

			$11,707,814

Retail — 0.7%
Arko Corp., 5.125%, 11/15/29(1)		1,564	$1,513,467
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(1)		712	641,800
Dufry One B.V.:
2.00%, 2/15/27(16)	EUR	100	105,957
2.50%, 10/15/24(16)	EUR	200	224,844
3.375%, 4/15/28(16)	EUR	139	153,405
eG Global Finance PLC, 6.25%, 10/30/25(16)	EUR	300	351,796
Gap, Inc. (The):
3.625%, 10/1/29(1)		818	810,356
3.875%, 10/1/31(1)		481	475,175
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)		1,328	1,325,231
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)		957	959,651
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(1)		1,652	1,700,362
Midco GB SASU, 7.75%, (7.75% cash or 8.50% PIK), 11/1/27(16)(17)	EUR	230	270,612
Punch Finance PLC, 6.125%, 6/30/26(16)	GBP	125	169,324
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 7/31/25(16)	GBP	100	137,875
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		824	834,667
Victoria’s Secret & Co., 4.625%, 7/15/29(1)		1,588	1,626,160

			$11,300,682

Retailers (Except Food and Drug) — 1.0%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)		884	$1,002,611
6.75%, 7/1/36		437	540,333
6.875%, 11/1/35		1,169	1,454,318
6.95%, 3/1/33		897	1,050,800
7.60%, 7/15/37		254	309,896
9.375%, 7/1/25(1)		182	222,222

Security	Principal Amount* (000’s omitted)		Value
Dave & Buster’s, Inc., 7.625%, 11/1/25(1)		2,216	$2,365,059
Macy’s Retail Holdings, LLC, 4.30%, 2/15/43		1,252	1,100,458
Murphy Oil USA, Inc.:
4.75%, 9/15/29		561	591,258
5.625%, 5/1/27		560	583,005
Nordstrom, Inc., 5.00%, 1/15/44		775	723,896
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)		1,731	1,779,580
7.75%, 2/15/29(1)		1,778	1,934,491
Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(1)		1,289	1,326,793

			$14,984,720

Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(1)		1,544	$1,584,816

			$1,584,816

Software and Services — 0.4%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		1,337	$1,337,307
Fair Isaac Corp., 4.00%, 6/15/28(1)		960	988,474
Gartner, Inc.:
3.625%, 6/15/29(1)		427	432,412
3.75%, 10/1/30(1)		660	675,731
4.50%, 7/1/28(1)		908	949,777
VMware, Inc., 2.20%, 8/15/31		1,196	1,176,005

			$5,559,706

Steel — 0.4%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		465	$511,407
Allegheny Technologies, Inc., 5.875%, 12/1/27		320	334,070
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)		1,147	1,241,777
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		2,494	2,573,634
thyssenkrupp AG, 2.875%, 2/22/24(16)	EUR	100	117,211
TMS International Corp., 6.25%, 4/15/29(1)		620	617,771

			$5,395,870

Surface Transport — 0.2%
Hertz Corp. (The):
4.625%, 12/1/26(1)		218	$219,653
5.00%, 12/1/29(1)		1,771	1,775,711
Moto Finance PLC, 4.50%, 10/1/22(16)	GBP	250	333,735
Stena International S.A., 6.125%, 2/1/25(1)		200	205,597

			$2,534,696

Technology — 0.1%
Almaviva-The Italian Innovation Co. SpA, 4.875%, 10/30/26(16)	EUR	100	$114,419
International Game Technology PLC, 4.125%, 4/15/26(1)		892	919,929
Western Union Co. (The), 6.20%, 11/17/36		872	1,077,932

			$2,112,280

Telecommunications — 2.6%
Altice France Holding S.A.:
6.00%, 2/15/28(1)		719	$687,939
10.50%, 5/15/27(1)		1,599	1,721,180

Security	Principal Amount* (000’s omitted)		Value
AT&T, Inc., 3.55%, 9/15/55		1,589	$1,597,451
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		2,698	2,839,915
DKT Finance ApS, 9.375%, 6/17/23(1)		200	203,078
eircom Finance DAC, 3.50%, 5/15/26(16)	EUR	200	232,100
Iliad Holding SASU:
5.625%, 10/15/28(16)	EUR	236	283,645
6.50%, 10/15/26(1)		989	1,040,517
7.00%, 10/15/28(1)		1,443	1,519,883
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		840	845,460
Level 3 Financing, Inc., 4.25%, 7/1/28(1)		400	396,648
Lorca Telecom Bondco S.A.U., 4.00%, 9/18/27(16)	EUR	343	397,844
Lumen Technologies, Inc., 7.50%, 4/1/24		47	51,521
Matterhorn Telecom S.A., 3.125%, 9/15/26(16)	EUR	200	227,706
NBN Co., Ltd., 2.625%, 5/5/31(1)		1,000	1,005,061
Nokia Oyj, 6.625%, 5/15/39		600	831,078
PLT VII Finance S.a.r.l., 4.625%, 1/5/26(16)	EUR	200	233,094
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)		314	359,717
SES S.A., 5.30%, 4/4/43(1)		186	213,560
SoftBank Group Corp., 2.875%, 1/6/27(16)	EUR	200	216,600
Sprint Capital Corp., 6.875%, 11/15/28		1,951	2,471,293
Sprint Communications, Inc., 6.00%, 11/15/22		365	380,367
Sprint Corp.:
7.625%, 2/15/25		1,785	2,055,008
7.625%, 3/1/26		993	1,193,452
7.875%, 9/15/23		7,378	8,135,905
Summer (BC) Bidco B, LLC, 5.50%, 10/31/26(1)		907	929,675
Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(16)	EUR	270	332,756
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(16)	EUR	150	178,341
T-Mobile USA, Inc.:
2.25%, 2/15/26		851	854,425
2.625%, 2/15/29		1,064	1,049,881
2.875%, 2/15/31		638	631,193
3.60%, 11/15/60		750	744,939
4.75%, 2/1/28		1,045	1,101,670
Telecom Italia SpA:
2.50%, 7/19/23(16)	EUR	400	466,785
2.75%, 4/15/25(16)	EUR	256	298,514
3.00%, 9/30/25(16)	EUR	140	164,355
5.303%, 5/30/24(1)		1,118	1,178,092
Telefonica Europe B.V., 2.88% to 2/24/28(16)(18)(19)	EUR	200	226,839
Viavi Solutions, Inc., 3.75%, 10/1/29(1)		868	869,202
Vmed O2 UK Financing I PLC, 3.25%, 1/31/31(16)	EUR	400	453,320
Vodafone Group PLC, 4.875% to 7/3/25, 10/3/78(16)(18)	GBP	350	501,401
Wp/ap Telecom Holdings III B.V., 5.50%, 1/15/30(16)	EUR	100	115,993
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)		636	627,433

			$39,864,836

Transportation — 0.3%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		1,520	$1,549,473

Security	Principal Amount* (000’s omitted)		Value
FedEx Corp., 4.10%, 2/1/45		500	$561,184
Fenix Marine Service Holdings, Ltd., 8.00%, 1/15/24		150	167,284
Seaspan Corp., 5.50%, 8/1/29(1)		1,654	1,672,864

			$3,950,805

Utilities — 1.2%
AES Corp. (The), 2.45%, 1/15/31		556	$542,291
Calpine Corp.:
4.50%, 2/15/28(1)		1,073	1,115,094
4.625%, 2/1/29(1)		680	671,680
5.00%, 2/1/31(1)		910	911,406
5.125%, 3/15/28(1)		1,511	1,536,355
5.25%, 6/1/26(1)		344	353,362
ENERGO-PRO AS, 4.50%, 5/4/24(16)	EUR	450	510,133
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(1)		838	847,620
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)		60	62,309
4.50%, 9/15/27(1)		804	869,124
NRG Energy, Inc.:
3.375%, 2/15/29(1)		664	651,606
3.625%, 2/15/31(1)		1,107	1,081,218
3.875%, 2/15/32(1)		1,466	1,439,004
5.25%, 6/15/29(1)		673	721,994
5.75%, 1/15/28		1,455	1,540,292
TerraForm Power Operating, LLC:
4.25%, 1/31/23(1)		655	670,428
5.00%, 1/31/28(1)		1,497	1,587,756
Vistra Operations Co., LLC:
4.375%, 5/1/29(1)		1,415	1,420,158
5.00%, 7/31/27(1)		1,278	1,327,919

			$17,859,749

Total Corporate Bonds (identified cost $738,915,689)			$762,439,778

Exchange-Traded Funds — 0.0%(10)

Security	Shares		Value
SPDR Bloomberg High Yield Bond ETF		5,280	$573,250

Total Exchange-Traded Funds (identified cost $574,253)			$573,250

Preferred Stocks — 0.2%

Security	Shares		Value
Building and Development — 0.1%
Brookfield Property Partners, L.P., Series A, 5.75%(13)		40,000	$942,400

			$942,400

Security	Shares		Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(11)(12)(13)		1,932	$0

			$0

Nonferrous Metals/Minerals — 0.0%(10)
ACNR Holdings, Inc., 15.00% (PIK)(11)(13)		1,803	$561,935

			$561,935

Pipelines — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(18)		28,087	$631,958

			$631,958

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Series A, 8.00% (PIK)(11)(12)(13)		1,136	$0
David’s Bridal, LLC, Series B, 10.00% (PIK)(11)(12)(13)		4,631	0

			$0

Telecommunications — 0.0%(10)
United States Cellular Corp., 6.25%(13)		18,950	$513,545

			$513,545

Total Preferred Stocks (identified cost $2,501,546)			$2,649,838

Senior Floating-Rate Loans — 49.2%(22)

Borrower/Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.3%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	204	$219,452
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	796	855,861
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	1,000	1,130,079
Term Loan, 3.605%, (USD LIBOR + 3.50%), 1/18/27(23)		737	738,511
Delos Finance S.a.r.l., Term Loan, 1.974%, (3 mo. USD LIBOR + 1.75%), 10/6/23		2,293	2,295,008
Dynasty Acquisition Co., Inc.:
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26		350	342,154
Term Loan, 3.724%, (3 mo. USD LIBOR + 3.50%), 4/6/26		652	636,406
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(24)		172	172,626
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(12)		220	179,158
Spirit Aerosystems, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 1/15/25		496	497,152
TransDigm, Inc.:
Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 8/22/24		1,350	1,336,912
Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 12/9/25		5,433	5,366,235
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25		6,538	6,285,074

			$20,054,628

Borrower/Description	Principal Amount* (000’s omitted)		Value
Air Transport — 0.2%
Brown Group Holding, LLC, Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 6/7/28		224	$224,258
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		750	793,594
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27		1,950	2,066,756

			$3,084,608

Automotive — 1.7%
Adient US, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 4/10/28		871	$871,869
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		1,885	1,885,420
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28		522	524,073
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		844	844,363
Belron Luxembourg S.a r.l., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/13/28	EUR	500	567,233
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		1,721	1,331,048
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(23)		1,440	1,296,000
Clarios Global, L.P., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	1,450	1,644,264
Dayco Products, LLC, Term Loan, 4.425%, (3 mo. USD LIBOR + 4.25%), 5/19/23		1,146	1,128,810
Garrett LX I S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	1,000	1,135,653
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28		648	646,754
Gates Global, LLC:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	864	981,609
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27		3,980	3,976,402
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		2,500	2,502,095
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		448	448,310
Tenneco, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/1/25		3,662	3,615,978
Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26		1,085	1,088,221
TI Group Automotive Systems, LLC, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	528	599,394
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		898	897,259

			$25,984,755

Beverage and Tobacco — 0.1%
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28		773	$734,893

			$734,893

Brokerage/Securities Dealers/Investment Houses — 0.3%
Advisor Group, Inc., Term Loan, 4.604%, (1 mo. USD LIBOR + 4.50%), 7/31/26		1,152	$1,155,278
Clipper Acquisitions Corp., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/3/28		1,227	1,218,268

Borrower/Description	Principal Amount* (000’s omitted)		Value
Hudson River Trading, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 3/20/28		1,935	$1,924,489

			$4,298,035

Building and Development — 1.8%
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28		474	$478,106
American Builders & Contractors Supply Co., Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 1/15/27		2,395	2,382,687
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27		569	569,962
APi Group DE, Inc., Term Loan, 2.601%, (1 mo. USD LIBOR + 2.50%), 10/1/26		1,449	1,447,543
Artera Services, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/6/25		1,045	1,014,278
Brookfield Property REIT, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 8/27/25		953	941,589
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24		976	977,748
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 8/21/25		5,724	5,695,669
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28		1,119	1,112,728
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		224	224,317
Patagonia Bidco Limited:
Term Loan, 4.831%, (SONIA + 4.75%), 3/5/29	GBP	846	1,138,153
Term Loan, 3/5/29(25)	GBP	154	206,937
Quikrete Holdings, Inc.:
Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 2/1/27		2,945	2,915,264
Term Loan, 6/11/28(25)		2,175	2,171,035
SRS Distribution, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28		998	997,189
Standard Industries, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 9/22/28		1,136	1,138,180
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		1,006	1,008,864
White Cap Buyer, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27		2,079	2,083,909
WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/27/28		500	499,375

			$27,003,533

Business Equipment and Services — 5.2%
AlixPartners, LLP:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	993	$1,128,407
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28		1,414	1,409,340
Allied Universal Holdco, LLC:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/12/28	EUR	998	1,122,309
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28		2,733	2,726,059
Amentum Government Services Holdings, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 1/29/27		1,010	997,952

Borrower/Description	Principal Amount* (000’s omitted)		Value
AppLovin Corporation:
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 8/15/25		2,896	$2,889,771
Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 10/25/28		1,471	1,472,416
Asplundh Tree Expert, LLC, Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 9/7/27		1,111	1,107,367
Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	1,000	1,136,008
Bracket Intermediate Holding Corp., Term Loan, 4.377%, (3 mo. USD LIBOR + 4.25%), 9/5/25		919	918,206
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		573	562,052
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/30/26		1,813	1,802,802
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		1,064	1,063,984
Ceridian HCM Holding, Inc., Term Loan, 2.577%, (1 week USD LIBOR + 2.50%), 4/30/25		1,500	1,484,629
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		1,945	1,950,065
Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28		1,521	1,510,016
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		2,786	2,766,412
First Advantage Holdings, LLC, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 1/31/27		606	604,246
Foundational Education Group, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28		550	551,375
Garda World Security Corporation, Term Loan, 4.36%, (1 mo. USD LIBOR + 4.25%), 10/30/26		1,209	1,208,832
Grab Holdings, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		2,134	2,143,211
Greeneden U.S. Holdings II, LLC:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	744	851,972
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		819	822,736
Hillman Group, Inc. (The):
Term Loan, 2.785%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(24)		71	70,876
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28		299	299,014
Indy US Bidco, LLC:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	744	848,011
Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 3/5/28		670	671,063
Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		1,054	1,003,285
IRI Holdings, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 12/1/25		9,856	9,852,552
Iron Mountain, Inc., Term Loan, 1.851%, (1 mo. USD LIBOR + 1.75%), 1/2/26		890	878,627
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		670	667,216
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		2,488	2,496,311
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		635	626,639

Borrower/Description	Principal Amount* (000’s omitted)		Value
KUEHG Corp.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		2,248	$2,204,542
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		425	423,583
LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	1,000	1,116,619
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/21/27		345	339,826
Magnite, Inc., Term Loan, 5.75%, (6 mo. USD LIBOR + 5.00%, Floor 0.75%), 4/28/28		647	645,133
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28		975	975,609
Monitronics International, Inc., Term Loan, 7.75%, (3 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		1,978	1,855,574
NAB Holdings, LLC, Term Loan, 3.50%, (SOFR + 3.00%, Floor 0.50%), 11/23/28		775	772,578
Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/30/27		1,366	1,367,767
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(23)		1,533	1,532,844
Rockwood Service Corporation, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1/23/27		604	606,018
SITEL Worldwide Corporation:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	500	569,961
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28		1,895	1,897,111
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		1,496	1,488,902
SMG US Midco 2, Inc., Term Loan, 2.622%, (USD LIBOR + 2.50%), 1/23/25(23)		241	234,544
Sotheby’s, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27		446	447,739
Speedster Bidco GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	1,000	1,119,762
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		3,871	3,887,417
team.blue Finco S.a.r.l.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	54	61,556
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/30/28	EUR	946	1,077,228
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.375%, (6 mo. EURIBOR + 2.375%), 7/15/25	EUR	826	925,397
Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26		841	843,325
TK Elevator Topco GmbH, Term Loan, 3.625%, (6 mo. EURIBOR + 3.625%), 7/29/27	EUR	1,000	1,135,450
TPG VIII Elf Purchaser, LLC, Term Loan, 4.00%, (2 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/6/28		425	425,691
Trans Union, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/28		2,050	2,047,579
West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		303	286,135
Zephyr Bidco Limited, Term Loan, 4.928%, (1 mo. GBP LIBOR + 4.75%), 7/23/25	GBP	775	1,040,478

			$78,972,129

Cable and Satellite Television — 1.9%
CSC Holdings, LLC:
Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 7/17/25		3,883	$3,828,167
Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 1/15/26		1,045	1,033,839
Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 4/15/27		1,334	1,319,599

Borrower/Description	Principal Amount* (000’s omitted)		Value
Numericable Group S.A.:
Term Loan, 2.879%, (3 mo. USD LIBOR + 2.75%), 7/31/25		2,053	$2,019,115
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	501	560,073
Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	1,750	1,966,936
UPC Broadband Holding B.V.:
Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 4/30/28		900	889,200
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	1,500	1,681,981
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	3,000	3,400,911
UPC Financing Partnership, Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 1/31/29		3,025	3,018,950
Virgin Media Bristol, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 1/31/29		1,150	1,150,719
Virgin Media Ireland Limited, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	1,000	1,136,365
Virgin Media SFA Finance Limited:
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	1,300	1,463,630
Term Loan, 3.345%, (1 mo. GBP LIBOR + 3.25%), 11/15/27	GBP	1,500	2,004,040
Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	3,750	4,213,044

			$29,686,569

Chemicals and Plastics — 2.2%
Aruba Investments, Inc., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	993	$1,131,373
Atotech B.V., Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/18/28	EUR	1,000	1,138,855
Caldic B.V., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	1,000	1,128,538
Ferro Corporation:
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		107	107,243
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		110	109,574
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), 2/14/24		153	153,320
Flint Group GmbH, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		31	30,482
Flint Group US, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		185	184,391
Groupe Solmax, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/29/28		199	199,873
Hexion, Inc.:
Term Loan, 3.64%, (3 mo. USD LIBOR + 3.50%), 7/1/26		756	757,042
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/1/26	EUR	759	866,890
Illuminate Buyer, LLC, Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 6/30/27		754	750,307
INEOS 226 Limited, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	1,000	1,131,562
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	200	227,822
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		221	221,789
INEOS Finance PLC, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	1,209	1,370,323
INEOS Styrolution Group GmbH, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 1/29/27	EUR	1,000	1,123,557
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		2,338	2,336,789
INEOS US Finance, LLC, Term Loan, 11/8/28(25)		625	622,266

Borrower/Description	Principal Amount* (000’s omitted)		Value
Kraton Polymers, LLC:
Term Loan, 11/18/28(25)		450	$450,844
Term Loan, 11/18/28(25)	EUR	500	570,199
Lonza Group AG:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	1,000	1,137,687
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28		1,244	1,244,245
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	1,000	1,137,551
Messer Industries GmbH, Term Loan, 2.724%, (3 mo. USD LIBOR + 2.50%), 3/2/26		1,369	1,359,819
Minerals Technologies, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/14/24		922	924,708
Momentive Performance Materials, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 5/15/24		463	463,197
Orion Engineered Carbons GmbH:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,000	1,142,769
Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 9/24/28		374	375,933
PMHC II, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25		2,636	2,626,306
Pregis TopCo Corporation, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 7/31/26		637	635,606
Pretium PKG Holdings, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28		625	624,554
Term Loan - Second Lien, 7.25%, (3 mo. USD LIBOR + 6.75%, Floor 0.50%), 10/1/29		350	351,094
Rohm Holding GmbH:
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 7/31/26	EUR	500	570,791
Term Loan, 4.904%, (6 mo. USD LIBOR + 4.75%), 7/31/26		935	936,576
Starfruit Finco B.V., Term Loan, 3.102%, (1 mo. USD LIBOR + 3.00%), 10/1/25		2,279	2,272,020
Tronox Finance, LLC, Term Loan, 2.454%, (USD LIBOR + 2.25%), 3/13/28(23)		1,318	1,307,678
Venator Materials Corporation, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 8/8/24		407	404,733
W.R. Grace & Co.-Conn., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/22/28		1,125	1,128,375

			$33,256,681

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp., Term Loan, 3.25%, (1 mo. EURIBOR + 2.25%, Floor 1.00%), 6/27/24	EUR	1,197	$1,361,437

			$1,361,437

Containers and Glass Products — 1.3%
Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(23)		1,247	$1,245,966
BWAY Holding Company, Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/3/24		2,518	2,488,477
Flex Acquisition Company, Inc.:
Term Loan, 3.131%, (3 mo. USD LIBOR + 3.00%), 6/29/25		1,492	1,481,047
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/2/28		1,444	1,443,230

Borrower/Description	Principal Amount* (000’s omitted)		Value
Kouti B.V., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/31/28	EUR	2,000	$2,278,707
Libbey Glass, Inc., Term Loan, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25		5,270	5,480,947
Proampac PG Borrower, LLC, Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 11/3/25(23)		572	572,675
Reynolds Group Holdings, Inc.:
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/5/26		1,361	1,355,173
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28		973	971,712
TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		572	568,855
Trident TPI Holdings, Inc.:
Term Loan, 4.201%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28(24)		99	99,403
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 10/17/24		817	818,395
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28		699	699,743

			$19,504,330

Cosmetics/Toiletries — 0.0%(10)
Kronos Acquisition Holdings, Inc., Term Loan, 12/22/26(25)		400	$396,000

			$396,000

Drugs — 1.7%
Aenova Holding GmbH, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	1,000	$1,141,821
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		360	365,239
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/12/26		1,098	1,081,994
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		3,598	3,564,704
Bausch Health Companies, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 6/2/25		4,021	4,007,887
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28		829	831,020
Curia Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/30/26		248	248,048
Elanco Animal Health Incorporated, Term Loan, 1.849%, (1 mo. USD LIBOR + 1.75%), 8/1/27		1,782	1,761,494
Horizon Therapeutics USA, Inc.:
Term Loan, 2.125%, (1 mo. USD LIBOR + 2.00%), 5/22/26		654	652,086
Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%, Floor 0.50%), 3/15/28		1,935	1,931,344
Jazz Financing Lux S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 5/5/28	EUR	333	381,160
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28		1,617	1,625,393
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		3,393	3,188,469
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		1,946	1,827,220
Nidda Healthcare Holding AG:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	625	705,336
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	1,000	1,129,694
PharmaZell GmbH, Term Loan, 6/11/27(25)	EUR	1,000	1,141,346
Recipharm AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/17/28	EUR	1,000	1,128,183

			$26,712,438

Borrower/Description	Principal Amount* (000’s omitted)		Value
Ecological Services and Equipment — 0.3%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		4,906	$4,909,218
US Ecology Holdings, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 11/1/26		270	269,837

			$5,179,055

Electronics/Electrical — 8.5%
Allegro Microsystems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27		42	$42,308
Altar Bidco, Inc., Term Loan, 11/17/28(25)		1,275	1,271,812
Applied Systems, Inc.:
Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/19/24		4,555	4,558,756
Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		470	475,058
Aptean, Inc.:
Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 4/23/26		831	828,832
Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), 4/23/27		1,450	1,446,375
Astra Acquisition Corp.:
Term Loan, 5.75%, (1 mo. USD LIBOR + 5.25%, Floor 0.50%), 10/25/28		1,800	1,769,999
Term Loan - Second Lien, 9.625%, (1 mo. USD LIBOR + 8.875%, Floor 0.75%), 10/22/29		1,650	1,633,500
Banff Merger Sub, Inc.:
Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 10/2/25		2,737	2,729,575
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	490	558,998
Term Loan - Second Lien, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 2/27/26		900	909,450
Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		400	403,833
Buzz Merger Sub, Ltd.:
Term Loan, 2.851%, (1 mo. USD LIBOR + 2.75%), 1/29/27		565	563,525
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		60	60,314
CentralSquare Technologies, LLC, Term Loan, 3.974%, (3 mo. USD LIBOR + 3.75%), 8/29/25		873	825,640
Chamberlain Group, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/3/28		1,550	1,550,484
Cloudera, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28		2,800	2,793,582
Term Loan - Second Lien, 6.50%, (1 mo. USD LIBOR + 6.00%, Floor 0.50%), 10/8/29		775	776,938
Cohu, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 10/1/25		270	268,742
CommScope, Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/6/26		1,784	1,764,425
Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	1,000	1,143,244
Constant Contact, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		1,743	1,743,830
Cornerstone OnDemand, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28		1,350	1,348,819

Borrower/Description	Principal Amount* (000’s omitted)		Value
CPI International, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/26/24		658	$658,627
Creation Technologies, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 10/5/28		975	968,906
Delta TopCo, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		1,393	1,396,048
Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28		1,950	1,971,937
Digi International, Inc., Term Loan, 12/22/28(25)		550	545,531
ECI Macola Max Holding, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		1,288	1,288,924
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		1,817	1,820,137
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		784	784,735
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24		653	656,489
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		2,991	2,981,371
Fiserv Investment Solutions, Inc., Term Loan, 4.16%, (3 mo. USD LIBOR + 4.00%), 2/18/27		517	518,095
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		3,119	3,132,039
Go Daddy Operating Company, LLC, Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 8/10/27		1,084	1,076,126
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24		7,668	7,688,344
II-VI Incorporated, Term Loan, 12/1/28(25)		1,000	1,000,208
Informatica, LLC, Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 10/27/28		2,675	2,668,647
LogMeIn, Inc., Term Loan, 4.86%, (1 mo. USD LIBOR + 4.75%), 8/31/27		1,807	1,798,705
MA FinanceCo., LLC:
Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24		521	518,227
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	969	1,113,032
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		1,744	1,774,266
MACOM Technology Solutions Holdings, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 5/17/24		264	263,053
Magenta Buyer, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28		3,890	3,888,628
Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29		1,050	1,046,719
Marcel LUX IV S.a.r.l.:
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	1,500	1,712,019
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		95	95,024
Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28		375	376,094
MaxLinear, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 6/23/28		709	706,579
Mediaocean, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/15/28		625	623,047

Borrower/Description	Principal Amount* (000’s omitted)		Value
MH Sub I, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 9/13/24		399	$400,359
Mirion Technologies, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28		699	698,091
MKS Instruments, Inc., Term Loan, 10/21/28(25)	EUR	1,000	1,139,923
NCR Corporation, Term Loan, 2.63%, (3 mo. USD LIBOR + 2.50%), 8/28/26		929	921,660
Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	1,000	1,132,985
Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28		896	898,713
Polaris Newco, LLC:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	998	1,136,807
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28		2,419	2,421,509
Proofpoint, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/31/28		2,500	2,497,500
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		1,340	1,331,668
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28		2,869	2,863,480
Recorded Books, Inc., Term Loan, 4.105%, (1 mo. USD LIBOR + 4.00%), 8/29/25		1,660	1,662,133
Renaissance Holding Corp.:
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 5/30/25		1,700	1,684,827
Term Loan - Second Lien, 7.104%, (1 mo. USD LIBOR + 7.00%), 5/29/26		200	201,125
Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/21/24		3,517	3,499,717
SolarWinds Holdings, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 2/5/24		1,151	1,136,255
Sophia L.P., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/7/27		396	396,396
Sovos Compliance, LLC:
Term Loan, 4.50%, 8/11/28(24)		110	110,928
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28		640	642,353
SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25		909	900,144
SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25		1,120	1,108,865
SurveyMonkey, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 10/10/25		710	705,953
Synaptics Incorporated, Term Loan, 2.75%, (6 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/2/28		399	399,000
Tibco Software, Inc.:
Term Loan, 3.852%, (1 mo. USD LIBOR + 3.75%), 6/30/26		5,045	5,017,522
Term Loan - Second Lien, 7.36%, (1 mo. USD LIBOR + 7.25%), 3/3/28		475	477,375
TTM Technologies, Inc., Term Loan, 2.599%, (1 mo. USD LIBOR + 2.50%), 9/28/24		150	149,935
Turing Midco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/23/28		285	285,112
Uber Technologies, Inc.:
Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 4/4/25		7,633	7,644,600
Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 2/25/27		3,458	3,463,777
Ultimate Software Group, Inc. (The):
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/4/26		3,911	3,895,909
Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 5/4/26		1,686	1,683,869

Borrower/Description	Principal Amount* (000’s omitted)		Value
Ultra Clean Holdings, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 8/27/25		655	$656,318
Verifone Systems, Inc., Term Loan, 4.178%, (3 mo. USD LIBOR + 4.00%), 8/20/25		1,238	1,218,456
Verisure Holding AB, Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	1,000	1,133,202
Veritas US, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 4.75%, Floor 1.00%), 9/1/25	EUR	988	1,130,855
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		2,444	2,446,798
VS Buyer, LLC, Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 2/28/27		1,081	1,078,318

			$130,712,033

Equipment Leasing — 0.1%
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	1,000	$1,137,254
PECF USS Intermediate Holding III Corporation, Term Loan, 12/15/28(25)		650	651,463

			$1,788,717

Financial Intermediaries — 1.5%
Aretec Group, Inc., Term Loan, 4.354%, (1 mo. USD LIBOR + 4.25%), 10/1/25		2,336	$2,342,081
Citco Funding, LLC, Term Loan, 2.658%, (3 mo. USD LIBOR + 2.50%), 9/28/23		3,884	3,878,805
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28		5,237	5,240,803
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(20)		2,694	538,898
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		265	263,777
FinCo I, LLC, Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 6/27/25		855	854,026
Focus Financial Partners, LLC, Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 7/3/24		2,954	2,933,422
Franklin Square Holdings, L.P., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 8/1/25		532	530,460
Greenhill & Co., Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/12/24		888	887,755
GreenSky Holdings, LLC, Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25		1,492	1,492,807
Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23		2,653	2,656,768
KKR Apple Bidco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/23/28		175	174,660
Mariner Wealth Advisors, LLC:
Term Loan, 3.45%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28(24)		62	62,203
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28		436	434,770
Victory Capital Holdings, Inc., Term Loan, 2.377%, (3 mo. USD LIBOR + 2.25%), 7/1/26		904	898,069

			$23,189,304

Food Products — 1.5%
8th Avenue Food & Provisions, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 10/1/25		599	$605,981
Alltech, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/13/28		475	476,188
Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		383	358,105
CHG PPC Parent, LLC:
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,276,999
Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/8/28		475	473,219

Borrower/Description	Principal Amount* (000’s omitted)		Value
Froneri International, Ltd.:
Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 1/29/27		2,167	$2,140,899
Term Loan, 2.375%, (6 mo. EURIBOR + 2.375%), 1/29/27	EUR	1,275	1,422,706
H Food Holdings, LLC:
Term Loan, 3.792%, (1 mo. USD LIBOR + 3.69%), 5/23/25		748	744,291
Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 5/23/25		461	459,502
HLF Financing S.a.r.l., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 8/18/25		976	972,589
JBS USA LUX S.A., Term Loan, 2.101%, (1 mo. USD LIBOR + 2.00%), 5/1/26		4,644	4,638,366
Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28		550	550,000
Nomad Foods Europe Midco Limited, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 6/23/28	EUR	3,000	3,427,241
Shearer’s Foods, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		395	394,845
Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		263	265,367
Sunshine Investments B.V., Term Loan, 3.613%, (3 mo. GBP LIBOR + 3.50%), 3/28/25	GBP	750	1,002,156
United Petfood Group B.V., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 4/23/28	EUR	750	847,471
Valeo F1 Company Limited (Ireland), Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/30/28	EUR	1,000	1,137,432

			$22,193,357

Food Service — 0.3%
Aramark Services, Inc., Term Loan, 1.851%, (1 mo. USD LIBOR + 1.75%), 3/11/25		933	$922,947
IRB Holding Corp., Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25		2,199	2,198,651
Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28		497	497,768
US Foods, Inc., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 9/13/26		1,686	1,670,248

			$5,289,614

Food/Drug Retailers — 0.1%
L1R HB Finance Limited, Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 9/2/24	EUR	750	$808,690

			$808,690

Forest Products — 0.1%
Clearwater Paper Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 7/26/26		58	$58,187
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		1,045	1,045,403
Neenah, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28		398	398,995

			$1,502,585

Health Care — 4.7%
Accelerated Health Systems, LLC, Term Loan, 3.602%, (1 mo. USD LIBOR + 3.50%), 10/31/25		558	$556,007
ADMI Corp., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 4/30/25		1,786	1,766,038
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/7/28		1,075	1,076,344

Borrower/Description	Principal Amount* (000’s omitted)		Value
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 9/29/25	EUR	1,000	$1,136,681
athenahealth, Inc., Term Loan, 4.40%, (3 mo. USD LIBOR + 4.25%), 2/11/26		2,472	2,473,304
Avantor Funding, Inc., Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	995	1,131,249
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		750	750,937
Biogroup-LCD, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/28/28	EUR	750	847,577
BW NHHC Holdco, Inc., Term Loan, 5.16%, (3 mo. USD LIBOR + 5.00%), 5/15/25		3,720	3,180,455
CCRR Parent, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28		522	524,070
CeramTec AcquiCo GmbH, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/7/25	EUR	1,903	2,161,686
Cerba Healthcare S.A.S., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	1,250	1,424,468
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24		5,019	5,019,227
CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28		1,097	1,098,554
CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27		528	528,660
Dedalus Finance GmbH, Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	500	568,983
Electron BidCo, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/1/28		800	799,071
Elsan S.A.S., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 6/16/28	EUR	1,500	1,707,037
Ensemble RCM, LLC, Term Loan, 3.879%, (3 mo. USD LIBOR + 3.75%), 8/3/26		1,330	1,330,997
Envision Healthcare Corporation, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 10/10/25		8,883	7,174,909
GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24		933	933,305
Hanger, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 3/6/25		1,107	1,107,567
IQVIA, Inc.:
Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 3/7/24		1,431	1,429,256
Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 1/17/25		1,363	1,360,776
IVC Acquisition Ltd., Term Loan, 4.591%, (SONIA + 4.50%), 2/13/26	GBP	1,000	1,353,691
LSCS Holdings, Inc., Term Loan, 12/18/28(25)		725	726,812
MDVIP, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28		275	275,172
Medical Solutions, LLC:
Term Loan, 0.00%, 11/1/28(24)		236	235,941
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 11/1/28		1,239	1,238,690
Mehilainen Yhtiot Oy, Term Loan, 3.625%, (3 mo. EURIBOR + 3.625%), 8/11/25	EUR	1,000	1,141,346
Midwest Physician Administrative Services, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28		471	469,412
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(24)		86	85,206
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28		58	57,806
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28		2,068	2,049,761
Navicure, Inc., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 10/22/26		1,675	1,676,520
Option Care Health, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/27/28		425	424,894
Ortho-Clinical Diagnostics S.A.:
Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 6/30/25		1,954	1,955,967
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	656	748,382

Borrower/Description	Principal Amount* (000’s omitted)		Value
Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28		498	$498,277
PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25		150	149,804
Phoenix Guarantor, Inc.:
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 3/5/26		1,901	1,892,617
Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 3/5/26		1,314	1,307,598
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		1,042	1,041,474
Radiology Partners, Inc., Term Loan, 4.357%, (1 mo. USD LIBOR + 4.25%), 7/9/25		1,197	1,181,997
Radnet Management, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28		1,020	1,021,256
Ramsay Generale de Sante S.A., Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 4/22/27	EUR	500	568,094
Select Medical Corporation, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25		2,968	2,952,036
Sound Inpatient Physicians, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 6/27/25		483	481,369
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		199	198,934
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		1,054	1,054,527
Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	500	566,302
Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		2,310	2,218,245
U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28		2,020	2,017,413
Verscend Holding Corp., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 8/27/25		2,224	2,226,135
WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28		675	675,169

			$72,578,005

Home Furnishings — 1.0%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28		1,766	$1,743,681
Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28		1,546	1,548,472
Mattress Firm, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28		1,247	1,240,641
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		2,461	2,490,073
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		8,135	7,662,202

			$14,685,069

Industrial Equipment — 2.7%
AI Alpine AT Bidco GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 10/31/25	EUR	750	$839,679
Albion Financing 3 S.a.r.l., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.25%, Floor 0.50%), 8/17/26		1,550	1,556,781
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		1,077	1,078,754

Borrower/Description	Principal Amount* (000’s omitted)		Value
American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		522	$521,232
Apex Tool Group, LLC, Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), 8/1/24		4,255	4,192,320
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		265	260,030
CPM Holdings, Inc., Term Loan, 3.599%, (1 mo. USD LIBOR + 3.50%), 11/17/25		315	313,673
Delachaux Group S.A.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 4/16/26	EUR	369	420,738
Term Loan, 4.629%, (3 mo. USD LIBOR + 4.50%), 4/16/26		466	463,754
DexKo Global, Inc.:
Term Loan, 2.00%, (3 mo. EURIBOR + 2.00%), 10/4/28(24)	EUR	96	109,071
Term Loan, 3.415%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28(24)		132	131,742
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	309	352,509
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	595	677,867
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28		693	691,647
DiversiTech Holdings, Inc.:
Term Loan, 12/16/28(25)		146	146,989
Term Loan, 12/16/28(25)		704	704,505
Dynacast International, LLC:
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/22/25		1,061	1,062,376
Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 10/22/25		410	418,763
Engineered Machinery Holdings, Inc.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	998	1,133,288
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28		1,885	1,882,644
Filtration Group Corporation:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	1,364	1,550,893
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/21/28		748	748,312
Gardner Denver, Inc., Term Loan, 2.00%, (1 mo. EURIBOR + 2.00%), 3/1/27	EUR	1,419	1,598,449
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		1,226	1,228,936
Granite Holdings US Acquisition Co., Term Loan, 4.224%, (3 mo. USD LIBOR + 4.00%), 9/30/26		1,265	1,266,532
Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/10/28		398	397,254
LTI Holdings, Inc.:
Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 9/6/25		3,391	3,356,053
Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 7/24/26		196	194,889
Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 7/24/26		197	197,429
Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 7/24/26		326	327,402
Madison Safety & Flow, LLC, Term Loan, 12/14/28(25)		475	475,594
Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	955	1,083,692
Quimper AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/16/26	EUR	1,875	2,118,233
Robertshaw US Holding Corp., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 2/28/25(23)		1,011	952,514
Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28		499	496,434
Titan Acquisition Limited, Term Loan, 3.354%, (6 mo. USD LIBOR + 3.00%), 3/28/25		3,056	3,007,465
Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27		1,210	1,212,032

Borrower/Description	Principal Amount* (000’s omitted)		Value
Welbilt, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,767	$1,763,565
Zephyr German BidCo GmbH, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/10/28	EUR	1,500	1,713,513

			$40,647,553

Insurance — 2.2%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 5/9/25		463	$458,880
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 5/9/25		2,681	2,657,848
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28		3,836	3,812,020
Andromeda Investissements, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/12/26	EUR	1,250	1,409,427
AssuredPartners, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 2/12/27		172	170,428
Asurion, LLC:
Term Loan, 3.229%, (1 mo. USD LIBOR + 3.125%), 11/3/23		1,450	1,447,897
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/23/26		3,128	3,110,477
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 7/31/27		1,102	1,095,823
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/31/28		1,350	1,350,211
Financiere CEP S.A.S., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	750	856,970
Hub International Limited:
Term Loan, 2.875%, (3 mo. USD LIBOR + 2.75%), 4/25/25		5,018	4,962,591
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/25/25		1,838	1,839,507
NFP Corp., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 2/15/27		3,131	3,084,683
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27		1,703	1,706,454
Sedgwick Claims Management Services, Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/31/25		1,237	1,228,866
USI, Inc.:
Term Loan, 3.224%, (3 mo. USD LIBOR + 3.00%), 5/16/24		3,112	3,093,073
Term Loan, 3.474%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,397	1,389,366

			$33,674,521

Leisure Goods/Activities/Movies — 1.8%
AMC Entertainment Holdings, Inc., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 4/22/26		1,823	$1,647,476
Amer Sports Oyj, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	1,550	1,767,155
Carnival Corporation:
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 6/30/25	EUR	992	1,126,542
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		1,281	1,268,495
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28		2,700	2,676,375
City Football Group Limited, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/21/28		1,375	1,369,844
ClubCorp Holdings, Inc., Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), 9/18/24		1,915	1,849,342
Crown Finance US, Inc.:
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		337	261,551
Term Loan, 3.75%, (2 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		1,494	1,140,752
Term Loan, 9.25%, (6 mo. USD LIBOR + 8.25%, Floor 1.00%), 5/23/24		210	225,688
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(26)		268	320,699
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		1,125	1,125,360
Etraveli Holding AB, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 8/2/24	EUR	950	1,078,871

Borrower/Description	Principal Amount* (000’s omitted)		Value
Fender Musical Instruments Corporation, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/1/28		325	$325,406
Lindblad Expeditions, Inc.:
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		465	448,857
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		1,861	1,795,428
Match Group, Inc., Term Loan, 1.908%, (3 mo. USD LIBOR + 1.75%), 2/13/27		675	667,828
Playtika Holding Corp., Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 3/13/28		2,198	2,192,140
Sandy BidCo B.V., Term Loan, 6/12/28(25)	EUR	1,000	1,142,176
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28		898	895,281
Travel Leaders Group, LLC, Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1/25/24		941	863,841
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		2,849	2,843,964
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	1,081	1,150,383

			$28,183,454

Lodging and Casinos — 1.1%
Boyd Gaming Corporation, Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 9/15/23		712	$711,946
Four Seasons Hotels Limited, Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 11/30/23		1,045	1,042,452
Golden Nugget, Inc., Term Loan, 3.25%, (USD LIBOR + 2.50%, Floor 0.75%), 10/4/23(23)		4,213	4,192,514
GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	1,850	2,082,529
Hilton Grand Vacations Borrower, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/2/28		923	925,282
Oravel Stays Singapore Pte. Ltd., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 6/23/26		547	569,140
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		2,542	2,483,874
Sportradar Capital S.a.r.l., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 11/22/27	EUR	750	854,231
Stars Group Holdings B.V. (The), Term Loan, 2.474%, (3 mo. USD LIBOR + 2.25%), 7/21/26		2,269	2,264,025
Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28		1,175	1,176,689

			$16,302,682

Nonferrous Metals/Minerals — 0.1%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25		362	$371,499
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/17/25		328	329,151
Rain Carbon GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/16/25	EUR	1,025	1,160,398

			$1,861,048

Borrower/Description	Principal Amount* (000’s omitted)		Value
Oil and Gas — 0.9%
Ameriforge Group, Inc.:
Term Loan, 12.578%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(24)		102	$51,002
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		808	404,191
Apergy Corporation:
Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		127	125,953
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		208	211,507
Buckeye Partners L.P., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 11/1/26		2,727	2,720,851
Centurion Pipeline Company, LLC:
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 9/29/25		267	265,083
Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 9/28/25		223	222,750
CITGO Holding, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		244	241,473
CITGO Petroleum Corporation, Term Loan, 7.25%, (3 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		2,261	2,263,520
Delek US Holdings, Inc.:
Term Loan, 2.352%, (1 mo. USD LIBOR + 2.25%), 3/31/25		1,361	1,324,610
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		565	567,527
Freeport LNG Investments, LLLP, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/21/28		675	669,234
Lealand Finance Company B.V., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 1.104% cash, 3.00% PIK, 6/30/25		221	98,574
Matador Bidco S.a.r.l., Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 10/15/26		1,719	1,722,061
Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28		825	820,727
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26		782	784,742
RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24		427	315,651
UGI Energy Services, LLC, Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 8/13/26		1,048	1,052,055

			$13,861,511

Publishing — 0.4%
Adevinta ASA:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	2,000	$2,286,351
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 6/26/28		299	299,097
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		469	470,247
Ascend Learning, LLC, Term Loan, 12/11/28(25)		650	649,513
Axel Springer S.E., Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 12/18/26	EUR	1,000	1,141,346
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26		1,055	1,058,223
LABL, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 10/29/28		725	725,226

			$6,630,003

Radio and Television — 1.1%
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26		322	$322,648
Diamond Sports Group, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 8/24/26		3,030	1,424,217

Borrower/Description	Principal Amount* (000’s omitted)	Value
Entercom Media Corp., Term Loan, 2.602%, (1 mo. USD LIBOR + 2.50%), 11/18/24	832	$823,025
Entravision Communications Corporation, Term Loan, 2.854%, (1 mo. USD LIBOR + 2.75%), 11/29/24	831	824,385
Gray Television, Inc.:
Term Loan, 2.599%, (1 mo. USD LIBOR + 2.50%), 2/7/24	278	277,923
Term Loan, 2.599%, (1 mo. USD LIBOR + 2.50%), 1/2/26	637	633,193
Term Loan, 3.099%, (1 mo. USD LIBOR + 3.00%), 12/1/28	950	946,734
Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	755	757,454
iHeartCommunications, Inc., Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 5/1/26	444	441,212
Nexstar Broadcasting, Inc.:
Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 1/17/24	93	93,079
Term Loan, 2.599%, (1 mo. USD LIBOR + 2.50%), 9/18/26	453	452,577
Sinclair Television Group, Inc.:
Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26	635	625,447
Term Loan, 3.11%, (1 mo. USD LIBOR + 3.00%), 4/1/28	411	406,538
Terrier Media Buyer, Inc., Term Loan, 3.604%, (1 mo. USD LIBOR + 3.50%), 12/17/26	1,838	1,831,945
Univision Communications, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26	6,889	6,910,929

		$16,771,306

Retailers (Except Food and Drug) — 0.6%
BJ’s Wholesale Club, Inc., Term Loan, 2.105%, (1 mo. USD LIBOR + 2.00%), 2/3/24	487	$487,256
CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27	695	695,445
David’s Bridal, Inc.:
Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	642	600,411
Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	542	539,438
Great Outdoors Group, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28	2,426	2,431,231
Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	1,386	1,384,809
Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	1,563	1,564,821
PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	1,322	1,326,093
Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(12)	108	86,112

		$9,115,616

Steel — 0.1%
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	866	$861,378
Zekelman Industries, Inc., Term Loan, 2.103%, (1 mo. USD LIBOR + 2.00%), 1/24/27	1,114	1,104,501

		$1,965,879

Surface Transport — 0.2%
Hertz Corporation (The):
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/30/28	198	$198,669
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/30/28	1,047	1,048,892

Borrower/Description	Principal Amount* (000’s omitted)		Value
Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26		2,228	$2,226,108

			$3,473,669

Telecommunications — 1.8%
Avaya, Inc., Term Loan, 4.11%, (1 mo. USD LIBOR + 4.00%), 12/15/27		200	$200,141
CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27		7,252	7,174,382
Cyxtera DC Holdings, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		907	899,028
Digicel International Finance Limited, Term Loan, 3.50%, (6 mo. USD LIBOR + 3.25%), 5/28/24		4,863	4,740,264
eircom Finco S.a.r.l., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 5/15/26	EUR	1,786	2,021,203
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		329	325,526
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		667	606,624
Intelsat Jackson Holdings S.A.:
DIP Loan, 5.392%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(24)		625	627,344
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		1,500	1,500,937
Plantronics, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 7/2/25		1,187	1,163,986
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		1,035	1,028,867
Zayo Group Holdings, Inc.:
Term Loan, 3.104%, (1 mo. USD LIBOR + 3.00%), 3/9/27		2,171	2,144,399
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	983	1,109,627
Ziggo Financing Partnership, Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 4/30/28		4,150	4,111,094

			$27,653,422

Utilities — 0.3%
Calpine Construction Finance Company L.P., Term Loan, 2.104%, (1 mo. USD LIBOR + 2.00%), 1/15/25		2,694	$2,675,000
Calpine Corporation, Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 12/16/27		2,012	2,001,286
Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25		42	43,017

			$4,719,303

Total Senior Floating-Rate Loans (identified cost $762,311,392)			$753,836,432

Sovereign Government Bonds — 4.5%

Security	Principal Amount* (000’s omitted)		Value
Albania — 0.0%(10)
Albania Government International Bond, 3.50%, 11/23/31(16)	EUR	600	$672,874

Total Albania			$672,874

Argentina — 0.2%
Republic of Argentina:
1.125% to 7/9/22, 7/9/35(21)		1,711	$549,543

Security	Principal Amount* (000’s omitted)		Value
2.00% to 7/9/22, 1/9/38(21)		6,254	$2,376,520
2.50% to 7/9/22, 7/9/41(21)		1,692	599,664

Total Argentina			$3,525,727

Bahrain — 0.2%
Kingdom of Bahrain:
6.75%, 9/20/29(16)		1,040	$1,122,146
7.375%, 5/14/30(16)		1,324	1,472,679

Total Bahrain			$2,594,825

Barbados — 0.2%
Government of Barbados, 6.50%, 10/1/29(1)		3,080	$3,095,099

Total Barbados			$3,095,099

Belarus — 0.2%
Republic of Belarus:
5.875%, 2/24/26(16)		440	$389,796
6.875%, 2/28/23(16)		2,615	2,592,459

Total Belarus			$2,982,255

Benin — 0.1%
Benin Government International Bond, 6.875%, 1/19/52(16)	EUR	2,170	$2,472,842

Total Benin			$2,472,842

Brazil — 0.1%
Federative Republic of Brazil:
3.875%, 6/12/30		371	$360,519
4.625%, 1/13/28		1,850	1,934,999

Total Brazil			$2,295,518

Colombia — 0.2%
Colombia Government International Bond, 3.25%, 4/22/32		3,250	$2,929,063

Total Colombia			$2,929,063

Croatia — 0.1%
Croatia Government International Bond, 1.75%, 3/4/41(16)	EUR	1,801	$2,122,408

Total Croatia			$2,122,408

Dominican Republic — 0.2%
Dominican Republic:
4.50%, 1/30/30(16)		734	$747,763
5.875%, 1/30/60(16)		979	943,511
6.85%, 1/27/45(16)		436	481,780
7.45%, 4/30/44(16)		868	1,029,665

Total Dominican Republic			$3,202,719

Ecuador — 0.1%
Republic of Ecuador:
0.50% to 7/31/22, 7/31/40(16)(21)		2,958	$1,449,459
5.00% to 7/31/22, 7/31/30(16)(21)		206	170,834

Total Ecuador			$1,620,293

Egypt — 0.6%
Arab Republic of Egypt:
8.15%, 11/20/59(16)		4,807	$4,118,638

Security	Principal Amount* (000’s omitted)		Value
8.50%, 1/31/47(16)		3,343	$2,973,431
8.70%, 3/1/49(16)		1,463	1,304,147
8.875%, 5/29/50(16)		355	323,334

Total Egypt			$8,719,550

El Salvador — 0.1%
Republic of El Salvador, 7.75%, 1/24/23(16)		980	$788,910

Total El Salvador			$788,910

Honduras — 0.0%(10)
Honduras Government International Bond, 5.625%, 6/24/30(16)		366	$381,559

Total Honduras			$381,559

India — 0.2%
Export-Import Bank of India, 2.25%, 1/13/31(16)		2,932	$2,764,195

Total India			$2,764,195

Ivory Coast — 0.2%
Ivory Coast Government International Bond:
4.875%, 1/30/32(16)	EUR	633	$695,122
5.25%, 3/22/30(16)	EUR	709	826,448
6.625%, 3/22/48(16)	EUR	740	839,381
6.875%, 10/17/40(16)	EUR	402	478,982

Total Ivory Coast			$2,839,933

Lebanon — 0.0%(10)
Lebanese Republic:
6.25%, 11/4/24(16)(20)		16	$1,737
6.25%, 6/12/25(16)(20)		287	30,853
6.40%, 5/26/23(20)		13	1,398
6.65%, 4/22/24(16)(20)		567	61,094
6.65%, 11/3/28(16)(20)		207	22,337
6.75%, 11/29/27(16)(20)		4	433
6.85%, 5/25/29(20)		5	544
7.00%, 3/20/28(16)(20)		466	49,256
7.05%, 11/2/35(16)(20)		86	9,346
7.15%, 11/20/31(16)(20)		451	47,896
8.20%, 5/17/33(20)		156	16,130
8.25%, 5/17/34(20)		129	13,357

Total Lebanon			$254,381

Oman — 0.2%
Oman Government International Bond:
6.25%, 1/25/31(16)		1,239	$1,356,909
7.375%, 10/28/32(16)		1,065	1,243,899

Total Oman			$2,600,808

Pakistan — 0.1%
Islamic Republic of Pakistan:
7.375%, 4/8/31(16)		315	$313,543
8.875%, 4/8/51(16)		582	579,919

Total Pakistan			$893,462

Security	Principal Amount* (000’s omitted)		Value
Paraguay — 0.1%
Republic of Paraguay, 4.95%, 4/28/31(16)		777	$875,096

Total Paraguay			$875,096

Romania — 0.3%
Romania Government International Bond:
2.625%, 12/2/40(16)	EUR	91	$92,614
2.75%, 4/14/41(16)	EUR	474	483,527
3.375%, 1/28/50(16)	EUR	518	557,157
3.624%, 5/26/30(16)	EUR	294	363,665
4.625%, 4/3/49(16)	EUR	1,980	2,551,337

Total Romania			$4,048,300

Seychelles — 0.1%
Republic of Seychelles, 8.00%, 1/1/26(16)		1,008	$1,030,200

Total Seychelles			$1,030,200

Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(16)		6,189	$4,737,679

Total Suriname			$4,737,679

Ukraine — 0.6%
Ukraine Government International Bond:
1.258%, GDP-Linked, 5/31/40(16)(27)		1,697	$1,551,015
9.75%, 11/1/28(16)		7,659	7,770,745

Total Ukraine			$9,321,760

United Arab Emirates — 0.1%
Finance Department Government of Sharjah, 4.375%, 3/10/51(16)		2,625	$2,501,134

Total United Arab Emirates			$2,501,134

Uzbekistan — 0.0%(10)
Republic of Uzbekistan International Bond, 5.375%, 2/20/29(16)		300	$319,753

Total Uzbekistan			$319,753

Total Sovereign Government Bonds (identified cost $72,119,180)			$69,590,343

Sovereign Loans — 0.7%

Borrower	Principal Amount (000’s omitted)		Value
Kenya — 0.2%
Government of Kenya, Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)		$3,600	$3,628,663

Total Kenya			$3,628,663

Nigeria — 0.1%
Bank of Industry Limited, Term Loan, 6.198%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(28)		$2,009	$1,990,655

Total Nigeria			$1,990,655

Borrower	Principal Amount (000’s omitted)	Value
Tanzania — 0.4%
Government of the United Republic of Tanzania:
Term Loan, 5.429%, (6 mo. USD LIBOR + 5.20%), 6/23/22(2)	$729	$736,447
Term Loan, 5.526%, (6 mo. USD LIBOR + 5.20%), 6/23/22(2)	511	516,300
Term Loan, 6.454%, (3 mo. USD LIBOR + 6.30%), 4/28/31(2)	4,410	4,411,932

Total Tanzania		$5,664,679

Total Sovereign Loans (identified cost $11,247,369)		$11,283,997

Warrants — 0.0%

Security	Shares	Value
Entertainment — 0.0%
Cineworld Group PLC, Exp. 11/23/25(11)(13)	78,565	$0

		$0

Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(11)(12)(13)	7,886	$0

		$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(10)

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(12)(13)	2,257,600	$0

		$0

Surface Transport — 0.0%(10)
Hertz Corp. Escrow Certificates(11)	$364,000	$13,650

		$13,650

Total Miscellaneous (identified cost $0)		$13,650

Short-Term Investments — 3.2%

Affiliated Fund — 3.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(29)	47,754,598	$47,749,823

Total Affiliated Fund (identified cost $47,750,723)		$47,749,823

U.S. Treasury Obligations — 0.1%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 1/6/22	$265	$265,000
U.S. Treasury Bill, 0.00%, 1/27/22(30)	235	234,996

Total U.S. Treasury Obligations (identified cost $499,990)		$499,996

Total Short-Term Investments (identified cost $48,250,713)		$48,249,819

Total Investments — 155.7% (identified cost $2,409,848,396)		$2,383,953,513

Less Unfunded Loan Commitments — (0.1)%		$(1,039,219)

Net Investments — 155.6% (identified cost $2,408,809,177)		$2,382,914,294

Other Assets, Less Liabilities — (41.5)%		$(635,081,530)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.1)%		$(216,002,288)

Net Assets Applicable to Common Shares — 100.0%		$1,531,830,476

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $669,875,876 or 43.7% of the Fund’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2021.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2021.

(4)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2021.

(7)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(8)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at December 31, 2021.

(9)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Restricted security.

(15)

Shares have not been registered under the Securities Act of 1933, as amended, or any other applicable state securities laws and may only be sold in certain transactions in reliance on an exemption from registration.

(16)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of these securities is $101,537,187 or 6.6% of the Fund’s net assets applicable to common shares.

(17)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(18)	Security converts to variable rate after the indicated fixed-rate coupon period.

(19)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(20)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(21)	Step coupon security. Interest rate represents the rate in effect at December 31, 2021.

(22)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(23)

The stated interest rate represents the weighted average interest rate at December 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(24)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2021, the total value of unfunded loan commitments is $1,032,465.

(25)	This Senior Loan will settle after December 31, 2021, at which time the interest rate will be determined.

(26)	Fixed-rate loan.

(27)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(28)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(29)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

(30)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold			Settlement Date		Value/ Unrealized Appreciation (Depreciation)
EUR	2,108,690	USD	2,384,879		3/16/22		$19,390
EUR	2,033,619	USD	2,299,976		3/16/22		18,699
USD	3,372	EUR	2,982		3/16/22		(27)
USD	664,655	EUR	587,682		3/16/22		(5,404)
USD	2,039,925	EUR	1,803,684		3/16/22		(16,585)
USD	2,479,634	EUR	2,192,471		3/16/22		(20,160)
USD	5,064,895	EUR	4,478,336		3/16/22		(41,179)
USD	6,988,017	EUR	6,178,744		3/16/22		(56,815)

							$(102,081)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	38,671,310	EUR	34,305,944	Standard Chartered Bank	1/4/22	$—	$(385,994)
EUR	2,098,797	USD	2,373,581	JPMorgan Chase Bank, N.A.	1/31/22	17,190	—
EUR	440,543	USD	499,810	State Street Bank and Trust Company	1/31/22	2,019	—
EUR	63,727	USD	72,310	State Street Bank and Trust Company	1/31/22	282	—
EUR	44,453	USD	51,331	State Street Bank and Trust Company	1/31/22	—	(694)
EUR	725,219	USD	837,435	State Street Bank and Trust Company	1/31/22	—	(11,327)
USD	587,786	CAD	726,000	State Street Bank and Trust Company	1/31/22	13,866	—
USD	10,981,725	EUR	9,451,037	State Street Bank and Trust Company	1/31/22	215,910	—
USD	9,346,114	EUR	8,032,269	State Street Bank and Trust Company	1/31/22	196,440	—
USD	8,725,000	EUR	7,500,000	State Street Bank and Trust Company	1/31/22	181,640	—
USD	1,251,065	EUR	1,076,686	State Street Bank and Trust Company	1/31/22	24,597	—
USD	1,064,733	EUR	915,056	State Street Bank and Trust Company	1/31/22	22,379	—
USD	1,047,000	EUR	900,000	State Street Bank and Trust Company	1/31/22	21,797	—
USD	1,150,968	EUR	993,111	State Street Bank and Trust Company	1/31/22	19,701	—
USD	702,934	EUR	602,529	State Street Bank and Trust Company	1/31/22	16,585	—
USD	150,040	EUR	129,000	State Street Bank and Trust Company	1/31/22	3,095	—
USD	82,221	EUR	70,477	State Street Bank and Trust Company	1/31/22	1,940	—
USD	165,481	EUR	144,046	State Street Bank and Trust Company	1/31/22	1,397	—
USD	205,116	EUR	179,749	State Street Bank and Trust Company	1/31/22	361	—
USD	32,591	EUR	28,815	State Street Bank and Trust Company	1/31/22	—	(232)
USD	56,242	EUR	49,661	State Street Bank and Trust Company	1/31/22	—	(328)
USD	61,788	EUR	54,629	State Street Bank and Trust Company	1/31/22	—	(441)
USD	115,256	EUR	101,822	State Street Bank and Trust Company	1/31/22	—	(731)
USD	272,010	EUR	240,652	State Street Bank and Trust Company	1/31/22	—	(2,120)
USD	426,660	EUR	376,721	State Street Bank and Trust Company	1/31/22	—	(2,468)
USD	44,474,297	EUR	39,241,287	State Street Bank and Trust Company	1/31/22	—	(226,025)
USD	1,130,993	GBP	837,692	HSBC Bank USA, N.A.	1/31/22	—	(2,801)
USD	4,197,309	GBP	3,049,477	State Street Bank and Trust Company	1/31/22	69,927	—
USD	2,819,782	GBP	2,052,113	State Street Bank and Trust Company	1/31/22	42,304	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,769,640	GBP	2,015,973	State Street Bank and Trust Company	1/31/22	$41,076	$—
USD	400,348	GBP	290,865	State Street Bank and Trust Company	1/31/22	6,670	—
USD	200,100	GBP	145,361	State Street Bank and Trust Company	1/31/22	3,358	—
USD	3,424	GBP	2,549	State Street Bank and Trust Company	1/31/22	—	(26)
USD	43,391,981	EUR	38,135,600	Standard Chartered Bank	2/2/22	—	(50,592)
USD	673,864	EUR	595,584	State Street Bank and Trust Company	2/28/22	—	(4,955)
USD	43,161,758	EUR	38,135,600	State Street Bank and Trust Company	2/28/22	—	(303,489)
USD	726,493	GBP	545,586	State Street Bank and Trust Company	2/28/22	—	(11,828)

						$902,534	$(1,004,051)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bund	(36)	Short	3/8/22	$(7,023,768)	$99,186
Euro-Buxl	(20)	Short	3/8/22	(4,707,468)	206,296
U.S. 5-Year Treasury Note	(24)	Short	3/31/22	(2,903,438)	(11,433)
U.S. 10-Year Treasury Note	(222)	Short	3/22/22	(28,964,062)	(326,890)
U.S. Long Treasury Bond	(215)	Short	3/22/22	(34,494,063)	(620,417)
U.S. Ultra-Long Treasury Bond	(45)	Short	3/22/22	(8,870,625)	(160,313)

					$(813,571)

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$4,800	1.00% (pays quarterly)(1)	12/20/26	2.03%	$(230,763)	$276,708	$45,945
Indonesia	3,750	1.00% (pays quarterly)(1)	12/20/26	0.75	45,927	(53,962)	(8,035)

Total	$8,550				$(184,836)	$222,746	$37,910

Credit Default Swaps - Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Bahamas	Deutsche Bank AG	$1,150	1.00% (pays quarterly)(1)	6/20/22	6.54%	$(29,258)	$9,628	$(19,630)
Mexico	Citibank, N.A.	3,191	1.00% (pays quarterly)(1)	12/20/31	1.55	(153,585)	142,164	(11,421)

Total		$4,341				$(182,843)	$151,792	$(31,051)

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2021, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $12,891,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

SOFR	-	Secured Overnight Financing Rate

SONIA	-	Sterling Overnight Interbank Average

TBA	-	To Be Announced

Currency Abbreviations:

CAD	- Canadian Dollar

EUR	- Euro

GBP	- British Pound Sterling

USD	- United States Dollar

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: During the fiscal year to date ended December 31, 2021, the Fund utilized various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Restricted Securities

At December 31, 2021, the Fund owned the following securities which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	29,787	$1,370,480	$0
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	555	555,000	0

Total Restricted Securities			$1,925,480	$0

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At December 31, 2021, the value of the Fund’s investment in affiliated issuers and funds was $58,452,622, which represents 3.8% of the Fund’s net assets applicable to common shares. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period

Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.144%, 7/15/50	$1,973,960	$—	$—	$—	$(32,853)	$1,974,729	$96,929	$2,000,000
Series 2016-C29, Class D, 3.00%, 5/15/49	3,034,696	—	—	—	68,840	3,112,333	89,288	3,577,365
Series 2016-C32, Class D, 3.396%, 12/15/49	1,286,773	—	—	—	26,966	1,318,896	45,909	1,600,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	2,560,201	—	—	—	(36,691)	2,616,613	204,602	4,488,667
Series 2017-CLS, Class A, 0.784%, (1 mo. USD LIBOR + 0.70%), 11/15/34	2,001,683	—	(1,997,812)	(2,188)	(1,683)	—	11,330	—
Series 2019-BPR, Class C, 3.156%, (1 mo. USD LIBOR + 3.05%), 5/15/36	1,587,708	—	—	—	92,520	1,680,228	44,382	1,845,000
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	16,659,394	1,028,626,589	(997,526,110)	(9,150)	(900)	47,749,823	29,474	47,754,598

				$(11,338)	$116,199	$58,452,622	$521,914

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$96,822,620	$—	$96,822,620
Closed-End Funds	27,007,065	—	—	27,007,065
Collateralized Mortgage Obligations	—	116,451,686	—	116,451,686
Commercial Mortgage-Backed Securities	—	80,939,941	—	80,939,941
U.S. Government Agency Mortgage-Backed Securities	—	396,883,906	—	396,883,906
Common Stocks	2,789,860	8,718,996	1,632,097	13,140,953
Convertible Bonds	—	985,557	—	985,557
Convertible Preferred Stocks	—	3,084,678	0	3,084,678
Corporate Bonds	—	762,439,778	—	762,439,778
Exchange-Traded Funds	573,250	—	—	573,250
Preferred Stocks	2,087,903	561,935	0	2,649,838
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	752,531,943	265,270	752,797,213
Sovereign Government Bonds	—	69,590,343	—	69,590,343
Sovereign Loans	—	11,283,997	—	11,283,997
Warrants	—	0	0	0
Miscellaneous	—	13,650	0	13,650
Short-Term Investments —
Affiliated Fund	—	47,749,823	—	47,749,823
U.S. Treasury Obligations	—	499,996	—	499,996
Total Investments	$32,458,078	$2,348,558,849	$1,897,367	$2,382,914,294
Forward Foreign Currency Exchange Contracts	$—	$940,623	$—	$940,623
Futures Contracts	305,482	—	—	305,482
Swap Contracts	—	45,927	—	45,927
Total	$32,763,560	$2,349,545,399	$1,897,367	$2,384,206,326

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,144,221)	$—	$(1,144,221)
Futures Contracts	(1,119,053)	—	—	(1,119,053)
Swap Contracts	—	(413,606)	—	(413,606)
Total	$(1,119,053)	$(1,557,827)	$—	$(2,676,880)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.